                      TRAVELERS ACCESS ANNUITY PROSPECTUS:
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS ACCESS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

  Capital Appreciation Fund                                   TRAVELERS SERIES FUND INC.
  Money Market Portfolio                                      AIM Capital Appreciation Portfolio
  AIM VARIABLE INSURANCE FUNDS, INC.                          Alliance Growth Portfolio
    AIM V.I. Value Fund                                       MFS Total Return Portfolio
  ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.                 THE TRAVELERS SERIES TRUST
    Premier Growth Portfolio -- Class B                       Convertible Bond Portfolio
  CREDIT SUISSE WARBURG PINCUS TRUST                          Disciplined Mid Cap Stock Portfolio
    Emerging Markets Portfolio                                Equity Income Portfolio
  DELAWARE GROUP PREMIUM FUND                                 Federated High Yield Portfolio
    REIT Series                                               Federated Stock Portfolio
  DREYFUS VARIABLE INVESTMENT FUND                            Large Cap Portfolio
    Appreciation Portfolio -- Initial Class                   Lazard International Stock Portfolio
    Small Cap Portfolio -- Initial Class                      MFS Emerging Growth Portfolio
  GREENWICH STREET SERIES FUND                                MFS Mid Cap Growth Portfolio
    Equity Index Portfolio Class II Shares                    MFS Research Portfolio
  JANUS ASPEN SERIES                                          Travelers Quality Bond Portfolio
    Balanced Portfolio -- Service Shares                      VAN KAMPEN LIFE INVESTMENT TRUST
    Global Life Sciences Portfolio -- Service Shares          Comstock Portfolio -- Class II Shares
    Global Technology Portfolio -- Service Shares             Enterprise Portfolio -- Class II Shares
    Worldwide Growth Portfolio -- Service Shares              VARIABLE INSURANCE PRODUCTS FUND II
  PIMCO VARIABLE INSURANCE TRUST                              (FIDELITY)
    Total Return Bond Portfolio                               Contrafund(R) Portfolio -- Service Class
  PUTNAM VARIABLE TRUST                                       2
    Putnam VT International Growth Fund -- Class IB Shares    VARIABLE INSURANCE PRODUCTS FUND III
    Putnam VT Small Cap Value Fund -- Class IB Shares         (FIDELITY)
    Putnam VT Voyager II Fund -- Class IB Shares              Dynamic Capital Appreciation Portfolio --
  SALOMON BROTHERS VARIABLE SERIES FUND INC.                    Service Class 2
    Capital Fund                                              Mid Cap Portfolio -- Service Class 2
    Investors Fund
    Small Cap Growth Fund

The Contract, certain contract features and/or some of the funding options may not be available in all states. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                             PROSPECTUS MAY 1, 2001

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      5
Condensed Financial Information.......      9
The Annuity Contract..................      9
  Contract Owner Inquiries............     10
  Purchase Payments...................     10
  Accumulation Units..................     10
  The Variable Funding Options........     10
Fixed Account.........................     15
Charges and Deductions................     15
  General.............................     15
  Administrative Charges..............     15
  Mortality and Expense Risk Charge...     16
  Variable Funding Option Expenses....     16
  Premium Tax.........................     16
  Changes in Taxes Based Upon Premium
     or Value.........................     16
Transfers.............................     17
  Dollar Cost Averaging...............     17
Access to Your Money..................     18
  Systematic Withdrawals..............     18
  Loans...............................     18
Ownership Provisions..................     19
  Types of Ownership..................     19
     Contract Owner...................     19
     Beneficiary......................     19
     Annuitant........................     19
Death Benefit.........................     20
  Death Proceeds Before the Maturity
     Date.............................     20
  Payment of Proceeds.................     20
  Death Proceeds After the Maturity
     Date.............................     22
The Annuity Period....................     22
  Maturity Date.......................     22
  Allocation of Annuity...............     23
  Variable Annuity....................     23
  Fixed Annuity.......................     23
Payment Options.......................     24
  Election of Options.................     24
  Annuity Options.....................     24
  Income Options......................     25
Miscellaneous Contract Provisions.....     25
  Right to Return.....................     25
  Termination.........................     25
  Required Reports....................     25
  Suspension of Payments..............     26
The Separate Accounts.................     26
  Performance Information.............     26
Federal Tax Considerations............     27
  General Taxation of Annuities.......     27
  Types of Contracts: Qualified or
     Nonqualified.....................     28
  Nonqualified Annuity Contracts......     28
  Qualified Annuity Contracts.........     28
  Penalty Tax for Premature
     Distributions....................     29
  Diversification Requirements for
     Variable Annuities...............     29
  Ownership of the Investments........     29
  Mandatory Distributions for
     Qualified Plans..................     29
  Taxation of Death Benefit
     Proceeds.........................     29
Other Information.....................     30
  The Insurance Companies.............     30
  Financial Statements................     30
  Distribution of Variable Annuity
     Contracts........................     30
  Conformity with State and Federal
     Laws.............................     30
  Voting Rights.......................     31
  Legal Proceedings and Opinions......     31
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Separate
  Account ABD.........................    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life &
  Annuity Company: Separate
  Account ABD II......................    B-1
Appendix C: The Fixed Account.........    C-1
Appendix D: Contents of the Statement
  of Additional Information...........    D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit....................      10
Accumulation Period..................      10
Annuitant............................      19
Annuity Payments.....................      22
Annuity Unit.........................      10
Cash Surrender Value.................      18
Contingent Annuitant.................      19
Contract Date........................       9
Contract Owner (You).................      19
Contract Value.......................       9
Contract Year........................       9
Death Report Date....................      20
Fixed Account........................     C-1
Funding Option(s)....................      10
Joint Owner..........................      19
Maturity Date........................      22
Purchase Payment.....................      10
Underlying Fund......................      10
Written Request......................       9

                                    SUMMARY:
                            TRAVELERS ACCESS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you reside. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

Your issuing Company is The Travelers Life and Annuity Company unless you reside in one of the following locations. The Travelers Insurance Company issues Contracts in the locations listed below:

Kansas                                           Oregon(1)
Maine                                            Puerto Rico
New Hampshire                                    Tennessee
New Jersey                                       Washington(1)
New York                                         Wyoming
North Carolina

---------------
(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life & Annuity Company issues only flexible premium contracts with variable accounts in these states. Please refer to your Contract or ask your agent for more information.

You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive payments from the variable funding options and/or the Fixed Account. If you elect variable payments, the dollar amount or your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund the contract value (including charges we assessed). We will determine the contract value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense risk charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense risk charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual administrative charge of $30. Each underlying funding also charges for management and other expenses.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------
The purpose of this Fee Table is to assist Contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

TRANSACTIONS EXPENSES

     ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............    $30
          (Waived if contract value is $40,000 or more)

ANNUAL SEPARATE ACCOUNT CHARGES
     (as a percentage of the average daily net assets of
        the Separate Account)
       Mortality & Expense Risk Charge...................    1.25%
       Administrative Expense Charge.....................    0.15%
                                                             -----
          Total Separate Account Charges.................    1.40%

FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option as of December 31, 2000, unless otherwise noted)

                                                                                               TOTAL ANNUAL
                                                                                                OPERATING
                                               MANAGEMENT FEE                OTHER EXPENSES     EXPENSES#
                                               (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)   12B-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund....................    0.81   %                         0.02%            0.83%
Money Market Portfolio.......................    0.38   %                         0.02%            0.40%
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund......................    0.61   %                         0.23%            0.84%
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B*.....    1.00   %          0.25%          0.05%            1.30%
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio...............    1.09   %                         0.31%            1.40%(1)
DELAWARE GROUP PREMIUM FUND
    REIT Series..............................    0.57   %                         0.28%            0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial
      Class..................................    0.75   %                         0.03%            0.78%(3)
    Small Cap Portfolio -- Initial Class.....    0.75   %                         0.03%            0.78%(3)
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares*................................    0.21   %          0.25%          0.04%            0.50%(4)
JANUS ASPEN SERIES
    Balanced Portfolio -- Service Shares*....    0.65   %          0.25%          0.02%            0.92%
    Global Life Sciences Portfolio -- Service
      Shares*................................    0.65   %          0.25%          0.30%            1.20%
    Global Technology Portfolio -- Service
      Shares*................................    0.65   %          0.25%          0.04%            0.94%
    Worldwide Growth Portfolio -- Service
      Shares*................................    0.65   %          0.25%          0.05%            0.95%
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio..............    0.25   %                         0.40%            0.65%(5)
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares*.......................    0.76   %          0.25%          0.18%            1.19%
    Putnam VT Small Cap Value Fund -- Class
      IB Shares*.............................    0.80   %          0.25%          0.30%            1.35%
    Putnam VT Voyager II Fund -- Class IB
      Shares*................................    0.70   %          0.25%          0.30%            1.25%(6)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund.............................    0.58   %                         0.42%            1.00%(7)
    Investors Fund...........................    0.70   %                         0.21%            0.91%
    Small Cap Growth Fund....................    0.00   %                         1.50%            1.50%(7)
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...............    0.66   %                         0.14%            0.80%(8)
    Disciplined Mid Cap Stock Portfolio......    0.76   %                         0.12%            0.88%
    Disciplined Small Cap Stock Portfolio+...    0.86   %                         0.14%            1.00%(8)
    Equity Income Portfolio..................    0.75   %                         0.07%            0.82%(9)
    Federated High Yield Portfolio...........    0.71   %                         0.17%            0.88%
    Federated Stock Portfolio................    0.69   %                         0.14%            0.82%
    Large Cap Portfolio......................    0.75   %                         0.07%            0.82%(9)
    Lazard International Stock Portfolio.....    0.89   %                         0.14%            1.02%
    MFS Emerging Growth Portfolio............    0.81   %                         0.05%            0.86%
    MFS Mid Cap Growth Portfolio.............    0.86   %                         0.04%            0.90%
    MFS Research Portfolio...................    0.86   %                         0.06%            0.92%
    Strategic Stock Portfolio+...............    0.66   %                         0.24%            0.90%(8)
    Travelers Quality Bond Portfolio.........    0.38   %                         0.11%            0.49%
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.......    0.80   %                         0.03%            0.83%(10)
    Alliance Growth Portfolio................    0.80   %                         0.01%            0.81%(10)
    MFS Total Return Portfolio...............    0.80   %                         0.04%            0.84%(10)
    Putnam Diversified Income Portfolio+.....    0.75   %                         0.12%            0.87%(10)
VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio Class II Shares*......    0.00   %          0.25%          0.95%            1.20%(11)
    Enterprise Portfolio Class II Shares*....    0.50   %          0.25%          0.10%            0.85%
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class
      2*.....................................    0.57   %          0.25%          0.10%            0.92%(12)
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation Portfolio --
      Service Class 2*.......................    0.57   %          0.25%          0.61%            1.43%(13)
    Mid Cap Portfolio -- Service Class 2*....    0.57   %          0.25%          0.17%            0.99%(12)

---------------

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 + No longer available to new contract owners.

 # Some numbers have been rounded.

 (1) Fee waivers, expense reimbursements, or expense credits reduced expenses for the EMERGING MARKETS PORTFOLIO during 2000, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.42% and 1.67%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2000, net of any fee waivers or expense reimbursements.

 (2) The Adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective through April 30, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses would have been 1.03%, respectively.

 (3) Total Annual Operating Expenses for the SMALL CAP PORTFOLIO -- INITIAL SHARES and the APPRECIATION PORTFOLIO -- INITIAL SHARES do not include interest expense, loan commitment fees, and dividends on securities sold short. These figures are for the year ended December 31,2000. Actual expenses in future years may be higher or lower than the fees given.

 (4) The Management Fee includes 0.06% for fund administration.

 (5) "Other Expenses" reflects a 0.25% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the TOTAL RETURN BOND PORTFOLIO. PIMCO has contractually agreed to reduce Total Annual Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets for the TOTAL RETURN BOND PORTFOLIO. Without such reductions, Total Annual Operating Expenses for the fiscal year ended December 31, 2000 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (6) The Total Annual Operating Expenses for the VT VOYAGER FUND II -- CLASS IB SHARES are based on estimated expenses. This fund commenced operations on September 1, 2000.

 (7) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been 0.85%, 0.42%, and 1.27%, respectively for the CAPITAL FUND and 0.75%, 1.77%, and 2.52%, respectively for the SMALL CAP GROWTH FUND.

 (8) Travelers Insurance Company has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO and the DISCIPLINED SMALL CAP STOCK PORTFOLIO for expenses for the period ended December 31, 2000 which exceeded 0.80% and 1.00%, respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.90% and 1.14%, respectively.

 (9) TAMIC or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. Without such expense reductions, Total Annual Operating Expenses for the EQUITY INCOME PORTFOLIO and the LARGE CAP PORTFOLIO would have been 0.87% and 0.84%, respectively.

(10) Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

(11) If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the COMSTOCK PORTFOLIO CLASS II SHARES would have been 2.38%.

(12) Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Without such reduction, Total Annual Operating Expenses for the CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS 2, and MID CAP PORTFOLIO -- SERVICE CLASS 2 would have been 0.90%, and 0.94%, respectively.

(13) The Total Annual Operating Expenses for the DYNAMIC CAPITAL APPRECIATION PORTFOLIO -- SERVICE CLASS 2 are based on estimated expenses.

     EXAMPLE:

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.010% of the Separate Account contract value.

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

-------------------------------------------------------------------------------------------------------
                                                               IF CONTRACT IS SURRENDERED, ANNUITIZED,
                                                                 OR IF NO WITHDRAWALS HAVE BEEN MADE
                                                                     AT THE END OF PERIOD SHOWN:
                                                               ---------------------------------------
                       FUNDING OPTION                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------
Capital Appreciation Fund...................................    23         70        120         257
Money Market Portfolio......................................    18         57         98         213
AIM VARIABLE INSURANCE FUNDS, INC.
     AIM V.I. Value Fund....................................    23         70        120         258
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
     Premier Growth Portfolio -- Class B....................    27         84        143         304
CREDIT SUISSE WARBURG PINCUS TRUST
     Emerging Markets Portfolio.............................    28         87        148         314
DELAWARE GROUP PREMIUM FUND
     REIT Series............................................    23         71        121         260
DREYFUS VARIABLE INVESTMENT FUND
     Appreciation Portfolio -- Initial Shares...............    22         69        117         252
     Small Cap Portfolio -- Initial Shares..................    22         69        117         252
GREENWICH STREET SERIES FUND
     Equity Index Portfolio -- Class II Shares..............    19         60        103         223
JANUS ASPEN SERIES
     Balanced Portfolio -- Service Shares...................    24         73        125         267
     Global Life Sciences Portfolio -- Service Shares.......    26         81        139         294
     Global Technology Portfolio -- Service Shares..........    24         73        126         269
     Worldwide Growth Portfolio -- Service Shares...........    24         74        126         270
PIMCO VARIABLE INSURANCE TRUST
     Total Return Bond Portfolio............................    21         65        111         239
PUTNAM VARIABLE TRUST
     Putnam VT International Growth Fund -- Class IB
       Shares...............................................    26         81        138         293
     Putnam VT Small Cap Value Fund -- Class IB Shares......    28         86        146         309
     Putnam VT Voyager II Fund -- Class IB Shares...........    27         83        141         299
SALOMON BROTHERS VARIABLE SERIES FUND INC.
     Capital Fund...........................................    24         75        129         275
     Investors Fund.........................................    24         72        124         266
     Small Cap Growth Fund..................................    29         90        153         323
THE TRAVELERS SERIES TRUST
     Convertible Bond Portfolio.............................    22         69        118         254
     Disciplined Mid Cap Stock Portfolio....................    23         72        123         263
     Disciplined Small Cap Stock Portfolio+.................    24         75        129         275
     Equity Income Portfolio................................    23         70        119         256
     Federated High Yield Portfolio.........................    23         72        123         263
     Federated Stock Portfolio..............................    23         70        119         256
     Large Cap Portfolio....................................    23         70        119         256
     Lazard International Stock Portfolio...................    25         76        130         277

-------------------------------------------------------------------------------------------------------
                                                               IF CONTRACT IS SURRENDERED, ANNUITIZED,
                                                                 OR IF NO WITHDRAWALS HAVE BEEN MADE
                                                                     AT THE END OF PERIOD SHOWN:
                                                               ---------------------------------------
                       FUNDING OPTION                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------
     MFS Emerging Growth Portfolio..........................    23         71        122         261
     MFS Mid Cap Growth Portfolio...........................    23         72        124         265
     MFS Research Portfolio.................................    24         73        125         267
     Strategic Stock Portfolio+.............................    23         72        124         265
     Travelers Quality Bond Portfolio.......................    19         60        103         222
TRAVELERS SERIES FUND INC.
     AIM Capital Appreciation Portfolio.....................    23         70        120         257
     Alliance Growth Portfolio..............................    23         69        119         255
     MFS Total Return Portfolio.............................    23         70        120         258
     Putnam Diversified Income Portfolio+...................    23         71        122         262
VAN KAMPEN LIFE INVESTMENT TRUST
     Comstock Portfolio Class II Shares.....................    26         81        139         294
     Enterprise Portfolio Class II Shares...................    23         71        121         260
VARIABLE INSURANCE PRODUCTS FUND II
     Contrafund(R) Portfolio -- Service Class 2.............    23         72        124         265
VARIABLE INSURANCE PRODUCTS FUND III
     Dynamic Capital Appreciation Portfolio -- Service Class
       2....................................................    29         88        150         317
     Mid Cap Portfolio -- Service Class 2...................    24         73        126         269

+ No longer available to new contract owners.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Access Annuity is a contract between the contract owner ("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $20,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

                                                    INVESTMENT
        FUNDING OPTION                               OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund        Seeks growth of capital through the use of common    Travelers Asset Management
                                 stocks. Income is not an objective. The Fund         International Company LLC
                                 invests principally in common stocks of small to     ("TAMIC")
                                 large companies which are expected to experience     Subadviser: Janus Capital Corp.
                                 wide fluctuations in price both in rising and
                                 declining markets.
Money Market Portfolio           Seeks high current income from short-term money      TAMIC
                                 market instruments while preserving capital and
                                 maintaining a high degree of liquidity.

AIM VARIABLE INSURANCE FUNDS,
INC.
    AIM V.I. Value Fund          Seeks to achieve long-term growth of capital by      AIM Advisers, Inc.
                                 investing primarily in equity securities of
                                 undervalued companies. Income is a secondary
                                 objective.

ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
    Premier Growth Portfolio --  Seeks long-term growth of capital by investing       Alliance Capital Management
    Class B                      primarily in equity securities of a limited          ("Alliance")
                                 number of large, carefully selected, high quality
                                 U.S. companies that are judged likely to achieve
                                 superior earning momentum.

CREDIT SUISSE WARBURG PINCUS
FUNDS
    Emerging Markets Portfolio   Seeks long-term growth of capital by investing       Credit Suisse Asset Management,
                                 primarily in equity securities of non-U.S.           LLC
                                 issuers consisting of companies in emerging
                                 securities markets.

DELAWARE GROUP PREMIUM FUND
    REIT Series                  Seeks maximum long-term total return by investing    Delaware Management Company,
                                 in securities of companies primarily engaged in      Inc.
                                 the real estate industry. Capital appreciation is    Subadviser: Lincoln Investment
                                 a secondary objective.                               Management, Inc.

DREYFUS VARIABLE INVESTMENT
FUND
    Appreciation Portfolio --    Seeks primarily to provide long-term capital         The Dreyfus Corporation
    Initial Class                growth consistent with the preservation of           Subadviser: Fayez Sarofim & Co.
                                 capital; current income is a secondary investment
                                 objective. The portfolio invests primarily in the
                                 common stocks of domestic and foreign insurers.
    Small Cap                    Seeks to maximize capital appreciation by            The Dreyfus Corporation
    Portfolio -- Initial Class   investing primarily in small-cap companies with
                                 total market values of less than $1.5 billion at
                                 the time of purchase.

GREENWICH STREET SERIES FUND
    Equity Index Portfolio       Seeks to replicate, before deduction of expenses,    Travelers Investment Management
    Class II Shares              the total return performance of the S&P 500          Co. ("TIMCO")
                                 Index.

                                                    INVESTMENT
        FUNDING OPTION                               OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
    Balanced Portfolio --        Seeks long-term capital growth, consistent with      Janus Capital
    Service Shares               preservation of capital and balanced by current
                                 income.
    Global Life Sciences         Seeks long-term capital growth by investing          Janus Capital
    Portfolio -- Service Shares  primarily in equity securities of U.S. and foreign companies, normally investing at least
                                 65% of its total assets in companies with a life
                                 science orientation.
    Global Technology            Seeks long-term capital growth by investing          Janus Capital
    Portfolio -- Service Shares  primarily in equity securities of U.S. and foreign companies, normally investing at least
                                 65% of its total assets in companies likely to
                                 benefit significantly from advances in
                                 technology.
    Worldwide Growth             Seeks growth of capital in a manner consistent       Janus Capital
    Portfolio -- Service Shares  with preservation of capital by investing primarily in common stocks of companies of any
                                 size throughout the world.

PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio  Seeks maximum total return, consistent with          Pacific Investment Management
                                 preservation of capital and prudent investment       Company
                                 management, by investing primarily in
                                 investment-grade debt securities.

PUTNAM VARIABLE TRUST
    Putnam VT International      Seeks capital appreciation by investing mostly in    Putnam Investment Management,
    Growth Fund -- Class IB      common stocks of companies outside the United        Inc. ("Putnam")
    Shares                       States.
    Putnam VT Small Cap Value    Seeks capital appreciation by investing mainly in    Putnam
    Fund -- Class IB Shares      common stocks of U.S. companies with a focus on
                                 value stocks.
    Putnam VT Voyager II         Seeks capital appreciation by investing mainly in    Putnam
    Fund -- Class IB Shares      common stocks of U.S. companies with a focus on
                                 growth stocks.

SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Capital Fund                 Seeks capital appreciation, primarily through        Salomon Brothers Asset
                                 investments in common stocks which are believed      Management ("SBAM")
                                 to have above-average price appreciation
                                 potential and which may involve above average
                                 risk.
    Investors Fund               Seeks long-term growth of capital, and,              SBAM
                                 secondarily, current income, through investments
                                 in common stocks of well-known companies.
    Small Cap Growth Fund        Seeks long-term growth of capital by investing       SBAM
                                 primarily in equity securities of companies with
                                 market capitalizations similar to that of
                                 companies included in the Russell 2000 Index.

TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation     Seeks capital appreciation by investing              Travelers Investment Adviser
    Portfolio                    principally in common stock, with emphasis on        ("TIA")
                                 medium-sized and smaller emerging growth             Subadviser: AIM Capital
                                 companies.                                           Management Inc.
    Alliance Growth Portfolio    Seeks long-term growth of capital. Current income    TIA
                                 is only an incidental consideration. The             Subadviser: Alliance
                                 Portfolio invests predominantly in equity
                                 securities of companies with a favorable outlook
                                 for earnings and whose rate of growth is expected
                                 to exceed that of the U.S. economy over time.

                                                    INVESTMENT
        FUNDING OPTION                               OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
(CONTINUED)
    MFS Total Return Portfolio   (a balanced portfolio) Seeks to obtain above-        TIA
                                 average income (compared to a portfolio entirely     Subadviser: Massachusetts
                                 invested in equity securities) consistent with       Financial Services Company
                                 the prudent employment of capital. Generally, at     ("MFS")
                                 least 40% of the Portfolio's assets are invested
                                 in equity securities.

THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio   Seeks current income and capital appreciation by     TAMIC
                                 investing in convertible bond securities and in
                                 combinations of nonconvertible fixed-income
                                 securities and warrants or call options that
                                 together resemble convertible securities.
    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily in    TAMIC
    Portfolio                    a broadly diversified portfolio of U.S. common       Subadviser: TIMCO
                                 stocks.
    Disciplined Small Cap Stock  Seeks long term capital appreciation by investing    TAMIC
    Portfolio+                   primarily (at least 65% of its total assets) in      Subadviser: TIMCO
                                 the common stocks of U.S. Companies with
                                 relatively small market capitalizations at the
                                 time of investment.
    Equity Income Portfolio      Seeks reasonable income by investing at least 65%    TAMIC
                                 in income-producing equity securities. The           Subadviser: Fidelity Management
                                 balance may be invested in all types of domestic     & Research Co ("FMR")
                                 and foreign securities, including bonds. The
                                 Portfolio seeks to achieve a yield that exceeds
                                 that of the securities comprising the S&P 500.
                                 The Subadviser also considers the potential for
                                 capital appreciation.
    Federated High Yield         Seeks high current income by investing primarily     TAMIC
    Portfolio                    in a professionally managed, diversified             Subadviser: Federated
                                 portfolio of fixed income securities.                Investment Counseling, Inc.
    Federated Stock Portfolio    Seeks growth of income and capital by investing      TAMIC
                                 principally in a professionally managed and          Subadviser: Federated
                                 diversified portfolio of common stock of             Investment Counseling, Inc.
                                 high-quality companies (i.e., leaders in their
                                 industries and characterized by sound management
                                 and the ability to finance expected growth).
    Large Cap Portfolio          Seeks long-term growth of capital by investing       TAMIC
                                 primarily in equity securities of companies with     Subadviser: FMR
                                 large market capitalizations.
    Lazard International Stock   Seeks capital appreciation by investing primarily    TAMIC
    Portfolio                    in the equity securities of non-United States        Subadviser: Lazard Asset
                                 companies (i.e., incorporated or organized           Management
                                 outside the United States).
    MFS Emerging Growth          Seeks to provide long-term growth of capital.        TAMIC
    Portfolio                    Dividend and interest income from portfolio          Subadviser: MFS
                                 securities, if any, is incidental to the MFS
                                 Portfolio's investment objective.
    MFS Mid Cap Growth           Seeks to obtain long-term growth of capital by       TAMIC
    Portfolio                    investing, under normal market conditions, at        Subadviser: MFS
                                 least 65% of its total assets in equity
                                 securities of companies with medium market
                                 capitalization which the investment adviser
                                 believes have above-average growth potential.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and     TAMIC
                                 future income.                                       Subadviser: MFS

                                                    INVESTMENT
        FUNDING OPTION                               OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
(CONTINUED)
    Strategic Stock Portfolio+   Seeks to provide an above-average total return       TAMIC
                                 through a combination of potential capital           Subadviser: TIMCO
                                 appreciation and dividend income by investing
                                 primarily in high dividend yielding stocks
                                 periodically selected from the companies included
                                 in (i) the Dow Jones Industrial Average and (ii)
                                 a subset of the S&P Industrial Index.
    Travelers Quality Bond       Seeks current income, moderate capital volatility    TAMIC
    Portfolio                    and total return.

VAN KAMPEN LIFE INVESTMENT
TRUST
    Comstock Portfolio -- Class  Seeks capital growth and income through invest-      Van Kampen Asset Management,
    II Shares                    ments in equity securities, including common         Inc. ("VKAM")
                                 stocks and securities convertible into common and
                                 preferred stocks.
    Enterprise Portfolio --      Seeks capital appreciation through investments       VKAM
    Class II Shares              believed by the Adviser to have above-average
                                 potential for capital appreciation.

VARIABLE INSURANCE PRODUCTS
FUND II
Contrafund Portfolio -- Service  Seeks long-term capital appreciation by investing    FMR
  Class 2                        primarily in common stocks of companies whose
                                 value the adviser believes is not fully
                                 recognized by the public.

VARIABLE INSURANCE PRODUCTS
FUND III
    Dynamic Capital              Seeks capital appreciation by investing primarily    FMR
    Appreciation Portfolio --    in common stocks of both domestic and foreign
    Service Class 2              issuers.
    Mid Cap Portfolio --         Seeks long-term growth of capital and income by      FMR
    Service Class 2              investing primarily in income-producing equity
                                 securities, including common stocks and
                                 convertible securities.

Before the end of 2001, we anticipate substituting shares of a new portfolio for the following portfolio currently available in your Contract. You should know, however, that we cannot proceed with the proposed substitution until we receive certain regulatory approvals, and that details of the substitution, including the new portfolio to be offered, may change. We will notify you of the final details, including the approximate date, before the substitution occurs, and will notify you after the substitution has happened. Also, we will send you a current prospectus for the new funding option before the substitution occurs.

TRAVELERS SERIES FUND INC.
    Putnam Diversified Income    Seeks high current income consistent with            TIA
    Portfolio+                   preservation of capital. The Portfolio will          Subadviser: Putnam
                                 allocate its investments among the U.S.
                                 Government Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.

+ No longer available to new contract owners.

                                 FIXED ACCOUNT
--------------------------------------------------------------------------------

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

ADMINISTRATIVE CHARGES

There are two administrative charges: the annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge of $30 on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the contract, and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds;

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "sub-account administrative charge") on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the company for risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. We will make transfers at the value(s) next determined after we receive your request at our Home Office. There are no restrictions on the amount or frequency of transfers currently; however, we reserve the right to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different underlying funds have different expenses, a transfer of contract values from one variable funding option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you otherwise direct.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the contract value less any premium tax not previously deducted ("cash surrender value"). Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the contract value as of the close of business after we receive your surrender request at our Home Office. The contract value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any contract value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

You may not change, delete or add a contingent annuitant after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

We must be notified of the annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

          (1) the Contract Value;

          (2) the total purchase payments made under the Contract; or

          (3) the Contract Value on the latest fifth contract year anniversary before the Company receives due proof of death.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

          (1) the Contract Value;

          (2) the total purchase payments made under the Contract; or

          (3) the Contract Value on the latest fifth contract year anniversary occurring on or before the annuitant's 75th birthday.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

NONQUALIFIED CONTRACTS

-----------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY                                        MANDATORY PAYOUT
     UPON THE DEATH OF THE           THE PROCEEDS TO:                UNLESS. . .                 RULES APPLY*
-----------------------------------------------------------------------------------------------------------------
  OWNER (WHO IS NOT THE          The beneficiary(ies), or   Unless, the beneficiary is the    Yes
  ANNUITANT) (WITH NO JOINT      if none, to the contract   contract owner's spouse and the
  OWNER)                         owner's estate.            spouse elects to continue the
                                                            contract as the new owner
                                                            rather than receive the
                                                            distribution.
-----------------------------------------------------------------------------------------------------------------
  OWNER (WHO IS THE ANNUITANT)   The beneficiary(ies), or   Unless, the beneficiary is the    Yes
  (WITH NO JOINT OWNER)          if none, to the contract   contract owner's spouse and the
                                 owner's estate.            spouse elects to continue the
                                                            contract as the new owner
                                                            rather than receive the
                                                            distribution.
-----------------------------------------------------------------------------------------------------------------
  JOINT OWNER (WHO IS NOT THE    The surviving joint        Unless the surviving joint        Yes
  ANNUITANT)                     owner.                     owner is the spouse and elects
                                                            to continue the contract.
-----------------------------------------------------------------------------------------------------------------
  JOINT OWNER (WHO IS THE        The beneficiary(ies), or   Unless the                        Yes
  ANNUITANT)                     if none, to the            beneficiary/surviving joint
                                 surviving joint owner.     owner is the contract owner's
                                                            spouse and the spouse elects to
                                                            continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the proceeds
                                                            will be paid to the surviving
                                                            joint owner. If the surviving
                                                            joint owner is the spouse, the
                                                            spouse may elect to continue
                                                            the contract.
-----------------------------------------------------------------------------------------------------------------
  ANNUITANT (WHO IS NOT THE      The beneficiary(ies) or,   Unless the beneficiary is the     Yes
  CONTRACT OWNER)                if none, to the contract   contract owner's spouse and the
                                 owner.                     spouse elects to continue the
                                                            contract as the new owner
                                                            rather than receive the
                                                            distribution.
                                                            Or, unless there is a
                                                            contingent annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the Contract
                                                            continues in effect (generally
                                                            using the original maturity
                                                            date). The proceeds will then
                                                            be paid upon the death of the
                                                            contingent annuitant or owner.
-----------------------------------------------------------------------------------------------------------------
  ANNUITANT (WHO IS THE          See death of "owner who                                      Yes
  CONTRACT OWNER)                is the annuitant" above.
-----------------------------------------------------------------------------------------------------------------
  ANNUITANT (WHERE OWNER IS A    The beneficiary(ies)                                         Yes (Death of
  NONNATURAL PERSON/TRUST)       (e.g. the trust).                                            annuitant is
                                                                                              treated as death of
                                                                                              the owner in these
                                                                                              circumstances.)
-----------------------------------------------------------------------------------------------------------------
  CONTINGENT ANNUITANT           No death proceeds are                                        N/A
  (ASSUMING ANNUITANT IS STILL   payable; contract
  ALIVE)                         continues.
-----------------------------------------------------------------------------------------------------------------
  BENEFICIARY                    No death proceeds are                                        N/A
                                 payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------
  CONTINGENT BENEFICIARY         No death proceeds are                                        N/A
                                 payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distribution has begun, the 5 year payout option is not available.

QUALIFIED CONTRACTS

-----------------------------------------------------------------------------------------------------------------
                                                                                               MANDATORY PAYOUT
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY                                          RULES APPLY
     UPON THE DEATH OF THE           THE PROCEEDS TO:                UNLESS. . .                 (SEE *ABOVE)
-----------------------------------------------------------------------------------------------------------------
  OWNER/ANNUITANT                The beneficiary(ies), or                                     Yes
                                 if none, to the contract
                                 owner's estate.
-----------------------------------------------------------------------------------------------------------------
  BENEFICIARY                    No death proceeds are                                        N/A
                                 payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------
  CONTINGENT BENEFICIARY         No death proceeds are                                        N/A
                                 payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts and the annuitant's 75th birthday for nonqualified contracts or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date you elect may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant's 85th birthday for nonqualified contracts or, for both qualified and nonqualified contracts, to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value, you apply to that annuity option, and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the

Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Fund ABD and Fund ABD II, respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

NONSTANDARDIZED METHOD. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the contract. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the contract will not be treated as an annuity contract for Federal income tax purposes and earnings under the contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract or the first page of the Summary of this prospectus to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The Contract is offered through both affiliated and non-affiliated broker dealers. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. In addition, Tower Square Securities, Inc., an affiliate of the Company. receives additional incentive payments from the Company relating to the sale of the Contracts. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, contract value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                     YEARS ENDED                      PERIOD FROM
                                                      ------------------------------------------   DECEMBER 16, 1996
                                        YEAR ENDED    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,           TO
           FUNDING OPTION                  2000           1999           1998           1997       DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (4/97)
    Unit Value at beginning of
      period.........................  $     3.098    $     2.046    $     1.283     $    1.032         $ 1.000
    Unit Value at end of period......        2.387          3.098          2.046          1.283           1.032
    Number of units outstanding at
      end of period..................   37,804,248     25,971,911     10,561,314        870,525              --
MONEY MARKET PORTFOLIO (7/97)
    Unit Value at beginning of
      period.........................  $     1.107    $     1.070    $     1.033     $    1.000             N/A
    Unit Value at end of period......        1.160          1.107          1.070          1.033             N/A
    Number of units outstanding at
      end of period..................   15,545,185     16,750,270      9,244,927        345,682             N/A
ALLIANCE VARIABLE PRODUCT SERIES
  FUND, INC.
    PREMIER GROWTH PORTFOLIO CLASS B
      (5/00)
    Unit Value at beginning of
      year...........................  $     1.000
    Unit Value at end of year........        0.786
    Number of units outstanding at
      end of year....................    8,906,509
DELAWARE GROUP PREMIUM FUND, INC.
    REIT SERIES (6/98)
    Unit Value at beginning of
      period.........................  $     0.866    $     0.901    $     1.000            N/A             N/A
    Unit Value at end of period......        1.121          0.866          0.901            N/A             N/A
    Number of units outstanding at
      end of period..................      732,010        357,910         96,983            N/A             N/A
DREYFUS VARIABLE INVESTMENT FUND
    APPRECIATION PORTFOLIO (5/98)
    Unit Value at beginning of
      period.........................  $     1.223    $     1.112    $     1.000            N/A             N/A
    Unit Value at end of period......        1.198          1.223          1.112            N/A             N/A
    Number of units outstanding at
      end of period..................   10,147,802      7,840,789      2,937,245            N/A             N/A
    SMALL CAP PORTFOLIO (5/98)
    Unit Value at beginning of
      period.........................  $     1.058    $     0.871    $     1.000            N/A             N/A
    Unit Value at end of period......        1.182          1.058          0.871            N/A             N/A
    Number of units outstanding at
      end of period..................    6,798,006      3,387,052      1,435,805            N/A             N/A
GREENWICH STREET SERIES FUND
    EQUITY INDEX PORTFOLIO CLASS II
      (6/99)
    Unit Value at beginning of
      period.........................  $     1.098    $     1.000            N/A            N/A             N/A
    Unit Value at end of period......        0.982          1.098            N/A            N/A             N/A
    Number of units outstanding at
      end of period..................    4,272,617        753,819            N/A            N/A             N/A
JANUS ASPEN SERIES
    BALANCED PORTFOLIO -- SERVICE
      SHARES (5/00)
    Unit Value at beginning of
      year...........................  $     1.000
    Unit Value at end of year........        0.972
    Number of units outstanding at
      end of year....................    4,934,773
    GLOBAL LIFE SCIENCES PORTFOLIO --
      SERVICE SHARES (5/00)
    Unit Value at beginning of
      year...........................  $     1.000
    Unit Value at end of year........        1.135
    Number of units outstanding at
      end of year....................    1,951,454
    GLOBAL TECHNOLOGY PORTFOLIO --
      SERVICE SHARES (5/00)
    Unit Value at beginning of
      year...........................  $     1.000
    Unit Value at end of year........        0.672
    Number of units outstanding at
      end of year....................    5,661,986
    WORLDWIDE GROWTH PORTFOLIO --
      SERVICE SHARES (5/00)
    Unit Value at beginning of
      year...........................  $     1.000
    Unit Value at end of year........        0.798
    Number of units outstanding at
      end of year....................    7,908,763

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                     YEARS ENDED                      PERIOD FROM
                                                      ------------------------------------------   DECEMBER 16, 1996
                                        YEAR ENDED    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,           TO
           FUNDING OPTION                  2000           1999           1998           1997       DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
    CAPITAL FUND (10/98)
    Unit Value at beginning of
      period.........................  $     1.305    $     1.084    $     1.000            N/A             N/A
    Unit Value at end of period......        1.522          1.305          1.084            N/A             N/A
    Number of units outstanding at
      end of period..................      907,328        216,465         55,964            N/A             N/A
    INVESTORS FUND (6/98)
    Unit Value at beginning of
      period.........................  $     1.132    $     1.029    $     1.000            N/A             N/A
    Unit Value at end of period......        1.287          1.132          1.029            N/A             N/A
    Number of units outstanding at
      end of period..................    7,090,936      3,905,967      1,764,644            N/A             N/A
    SMALL CAP GROWTH FUND
    Unit Value at beginning of
      period.........................  $     1.000            N/A            N/A            N/A             N/A
    Unit Value at end of period......        1.522            N/A            N/A            N/A             N/A
    Number of units outstanding at
      end of period..................      417,439            N/A            N/A            N/A             N/A
TRAVELERS SERIES FUND, INC.
    ALLIANCE GROWTH PORTFOLIO (6/97)
    Unit Value at beginning of
      period.........................  $     2.189    $     1.679    $     1.319     $    1.037         $ 1.000
    Unit Value at end of period......        1.765          2.189          1.679          1.319           1.037
    Number of units outstanding at
      end of period..................   32,922,575     25,024,627     13,211,206      1,062,634              --
    MFS TOTAL RETURN PORTFOLIO (5/97)
    Unit Value at beginning of
      period.........................  $     1.319    $     1.303    $     1.183     $    1.000             N/A
    Unit Value at end of period......        1.517          1.319          1.303          1.183             N/A
    Number of units outstanding at
      end of period..................   29,382,873     27,173,225     16,380,184        962,287             N/A
    PUTNAM DIVERSIFIED INCOME
      PORTFOLIO (5/97)+
    Unit Value at beginning of
      period.........................  $     1.059    $     1.062    $     1.070     $    1.007         $ 1.000
    Unit Value at end of period......        1.040          1.059          1.062          1.070           1.007
    Number of units outstanding at
      end of period..................    3,631,653      3,396,677      1,955,397         51,659              --
THE TRAVELERS SERIES TRUST
    CONVERTIBLE BOND PORTFOLIO (5/98)
    Unit Value at beginning of
      period.........................  $     1.170    $     1.000    $     1.000            N/A             N/A
    Unit Value at end of period......        1.299          1.170          1.000            N/A             N/A
    Number of units outstanding at
      end of period..................    3,349,925      1,137,997        458,699            N/A             N/A
    DISCIPLINED MID CAP STOCK
      PORTFOLIO (6/97)
    Unit Value at beginning of
      period.........................  $     1.541    $     1.377    $     1.195     $    1.000             N/A
    Unit Value at end of period......        1.773          1.541          1.377          1.195             N/A
    Number of units outstanding at
      end of period..................    3,629,362      2,663,507      1,425,770        120,880             N/A
    DISCIPLINED SMALL CAP STOCK
      PORTFOLIO (6/98)+
    Unit Value at beginning of
      period.........................  $     1.061    $     0.894    $     1.000            N/A             N/A
    Unit Value at end of period......        1.068          1.061          0.894            N/A             N/A
    Number of units outstanding at
      end of period..................    2,633,045      1,899,628        518,858            N/A             N/A
    EQUITY INCOME PORTFOLIO (5/97)
    Unit Value at beginning of
      period.........................  $     1.535    $     1.484    $     1.339     $    1.026         $ 1.000
    Unit Value at end of period......        1.652          1.535          1.484          1.339           1.026
    Number of units outstanding at
      end of period..................   22,535,737     19,892,863     12,301,819        639,656              --
    FEDERATED HIGH YIELD PORTFOLIO
      (5/97)
    Unit Value at beginning of
      period.........................  $     1.196    $     1.177    $     1.140     $    1.000             N/A
    Unit Value at end of period......        1.084          1.196          1.177          1.140             N/A
    Number of units outstanding at
      end of period..................   10,245,418     10,237,038      7,715,310        620,667             N/A
    FEDERATED STOCK PORTFOLIO (5/97)
    Unit Value at beginning of
      period.........................  $     1.552    $     1.494    $     1.285     $    1.000             N/A
    Unit Value at end of period......        1.588          1.552          1.494          1.285             N/A
    Number of units outstanding at
      end of period..................    7,399,546      7,710,739      4,599,587        352,550             N/A

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                     YEARS ENDED                      PERIOD FROM
                                                      ------------------------------------------   DECEMBER 16, 1996
                                        YEAR ENDED    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,           TO
           FUNDING OPTION                  2000           1999           1998           1997       DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONT'D.)
    LARGE CAP PORTFOLIO (6/97)
    Unit Value at beginning of
      period.........................  $     2.123    $     1.665    $     1.245     $    1.023         $ 1.000
    Unit Value at end of period......        1.790          2.123          1.665          1.245           1.023
    Number of units outstanding at
      end of period..................   22,306,844     15,562,311      6,662,550        491,869              --
    LAZARD INTERNATIONAL STOCK
      PORTFOLIO (5/97)
    Unit Value at beginning of
      period.........................  $     1.460    $     1.216    $     1.095     $    1.027         $ 1.000
    Unit Value at end of period......        1.275          1.460          1.216          1.095           1.027
    Number of units outstanding at
      end of period..................   14,943,760     10,264,070      6,533,760        849,629              --
    MFS EMERGING GROWTH PORTFOLIO
      (4/97)
    Unit Value at beginning of
      period.........................  $     2.766    $     1.587    $     1.198     $    1.004         $ 1.000
    Unit Value at end of period......        2.179          2.766          1.587          1.198           1.004
    Number of units outstanding at
      end of period..................   16,347,855     11,222,748      5,891,811        528,553              --
    MFS MID CAP GROWTH PORTFOLIO
      (4/98)
    Unit Value at beginning of
      period.........................  $     1.595    $     0.985    $     1.000            N/A             N/A
    Unit Value at end of period......        1.721          1.595          0.985            N/A             N/A
    Number of units outstanding at
      end of period..................   10,884,619      3,220,420        696,846            N/A             N/A
    MFS RESEARCH PORTFOLIO (5/98)
    Unit Value at beginning of
      period.........................  $     1.285    $     1.054    $     1.000            N/A             N/A
    Unit Value at end of period......        1.197          1.285          1.054            N/A             N/A
    Number of units outstanding at
      end of period..................    2,244,673      1,352,776        149,981            N/A             N/A
    STRATEGIC STOCK PORTFOLIO(7/98)+
    Unit Value at beginning of
      period.........................  $     0.981    $     0.948    $     1.000            N/A             N/A
    Unit Value at end of period......        1.067          0.981          0.948            N/A             N/A
    Number of units outstanding at
      end of period..................      517,582        221,310         13,783            N/A             N/A
    TRAVELERS QUALITY BOND PORTFOLIO
      (5/97)
    Unit Value at beginning of
      period.........................  $     1.128    $     1.131    $     1.057     $    1.001         $ 1.000
    Unit Value at end of period......        1.190          1.128          1.131          1.057           1.001
    Number of units outstanding at
      end of period..................   16,565,402     13,396,194      9,328,606        378,758              --
WARBURG PINCUS TRUST
    EMERGING MARKETS PORTFOLIO (6/98)
    Unit Value at beginning of
      period.........................  $     1.313    $     0.734    $     1.000            N/A             N/A
    Unit Value at end of period......        0.886          1.313          0.734            N/A             N/A
    Number of units outstanding at
      end of period..................    2,477,705        892,012        223,688            N/A             N/A

  The Company began tracking the Accumulation Unit values in 1996, however the Separate Account held no assets until 1997. The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. The financial statements for Fund ABD and the consolidated financial statements of The Travelers Insurance Company and subsidiaries are contained in the SAI.

+ No longer available to new contract owners.

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                   YEARS ENDED                      PERIOD FROM
                                                    ------------------------------------------   DECEMBER 16, 1996
                                      YEAR ENDED    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,           TO
          FUNDING OPTION                 2000           1999           1998           1997       DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (12/96)
    Unit Value at beginning of
      year.........................  $     3.098    $     2.046    $     1.283     $    1.032         $ 1.000
    Unit Value at end of year......        2.387          3.098          2.046          1.283           1.032
    Number of units outstanding at
      end of year..................   61,812,416     46,942,401     23,010,432      6,344,051          29,824
MONEY MARKET PORTFOLIO(2/97)
    Unit Value at beginning of
      year.........................  $     1.107    $     1.070    $     1.033     $    1.000             N/A
    Unit Value at end of year......        1.160          1.107          1.070          1.033             N/A
    Number of units outstanding at
      end of year..................   34,878,360     37,736,754     16,762,447      5,369,177             N/A
ALLIANCE VARIABLE PRODUCT SERIES
  FUND, INC.
    PREMIER GROWTH PORTFOLIO CLASS
      B (5/00)
    Unit Value at beginning of
      year.........................  $     1.000
    Unit Value at end of year......        0.786
    Number of units outstanding at
      end of year..................   13,647,974
DELAWARE GROUP PREMIUM FUND, INC.
    REIT SERIES(5/98)
    Unit Value at beginning of
      year.........................  $     0.866    $     0.901    $     1.000            N/A             N/A
    Unit Value at end of year......        1.121          0.866          0.901            N/A             N/A
    Number of units outstanding at
      end of year..................    2,273,183      1,280,359        632,612            N/A             N/A
DREYFUS VARIABLE INVESTMENT FUND
    APPRECIATION PORTFOLIO (4/98)
    Unit Value at beginning of
      year.........................  $     1.223    $     1.112    $     1.000            N/A             N/A
    Unit Value at end of year......        1.198          1.223          1.112            N/A             N/A
    Number of units outstanding at
      end of year..................   12,271,080     10,488,399      2,833,960            N/A             N/A
    SMALL CAP PORTFOLIO (4/98)
    Unit Value at beginning of
      year.........................  $     1.058    $     0.871    $     1.000            N/A             N/A
    Unit Value at end of year......        1.182          1.058          0.871            N/A             N/A
    Number of units outstanding at
      end of year..................   13,636,390      7,815,322      3,051,249            N/A             N/A
GREENWICH STREET SERIES FUND
    EQUITY INDEX PORTFOLIO CLASS II
      SHARES (5/99)
    Unit Value at beginning of
      year.........................  $     1.098    $     1.000            N/A            N/A             N/A
    Unit Value at end of year......        0.982          1.098            N/A            N/A             N/A
    Number of units outstanding at
      end of year..................   10,807,508      3,460,443            N/A            N/A             N/A
JANUS ASPEN SERIES
    BALANCED PORTFOLIO -- SERVICE
      SHARES (5/00)
    Unit Value at beginning of
      year.........................  $     1.000
    Unit Value at end of year......        0.972
    Number of units outstanding at
      end of year..................    5,246,201
    GLOBAL LIFE SCIENCES
      PORTFOLIO -- SERVICE SHARES
      (5/00)
    Unit Value at beginning of
      year.........................  $     1.000
    Unit Value at end of year......        1.135
    Number of units outstanding at
      end of year..................    2,447,663
    GLOBAL TECHNOLOGY PORTFOLIO --
      SERVICE SHARES (5/00)
    Unit Value at beginning of
      year.........................  $     1.000
    Unit Value at end of year......        0.672
    Number of units outstanding at
      end of year..................    7,604,465
    WORLDWIDE GROWTH PORTFOLIO --
      SERVICE SHARES (5/00)
    Unit Value at beginning of
      year.........................  $     1.000
    Unit Value at end of year......        0.798
    Number of units outstanding at
      end of year..................   13,421,744

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                   YEARS ENDED                      PERIOD FROM
                                                    ------------------------------------------   DECEMBER 16, 1996
                                      YEAR ENDED    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,           TO
          FUNDING OPTION                 2000           1999           1998           1997       DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
    CAPITAL FUND (5/98)
    Unit Value at beginning of
      period.......................  $     1.305    $     1.084    $     1.000            N/A             N/A
    Unit Value at end of period....        1.522          1.305          1.084            N/A             N/A
    Number of units outstanding at
      end of period................    5,750,512      2,802,945      1,220,503            N/A             N/A
    INVESTORS FUND (4/98)
    Unit Value at beginning of
      year.........................  $     1.132    $     1.029    $     1.000            N/A             N/A
    Unit Value at end of year......        1.287          1.132          1.029            N/A             N/A
    Number of units outstanding at
      end of year..................   12,889,045      8,670,638      3,232,444            N/A             N/A
    SMALL CAP GROWTH FUND (5/00)
    Unit Value at beginning of
      period.......................  $     1.000            N/A            N/A            N/A             N/A
    Unit Value at end of period....        0.987            N/A            N/A            N/A             N/A
    Number of units outstanding at
      end of period................    2,056,506            N/A            N/A            N/A             N/A
TRAVELERS SERIES FUND INC.
    ALLIANCE GROWTH PORTFOLIO
      (12/96)
    Unit Value at beginning of
      year.........................  $     2.189    $     1.679    $     1.319     $    1.037         $ 1.000
    Unit Value at end of year......        1.765          2.189          1.679          1.319           1.037
    Number of units outstanding at
      end of year..................   55,775,319     47,167,905     31,011,054      8,259,362           2,250
    MFS TOTAL RETURN PORTFOLIO
      (1/97)
    Unit Value at beginning of
      year.........................  $     1.319    $     1.303    $     1.183     $    1.000             N/A
    Unit Value at end of year......        1.517          1.319          1.303          1.183             N/A
    Number of units outstanding at
      end of year..................   53,326,538     54,290,552     42,017,841      9,959,634             N/A
    PUTNAM DIVERSIFIED INCOME
      PORTFOLIO (12/96)
    Unit Value at beginning of
      year.........................  $     1.059    $     1.062    $     1.070     $    1.007         $ 1.000
    Unit Value at end of year......        1.040          1.059          1.062          1.070           1.007
    Number of units outstanding at
      end of year..................    5,247,966      4,489,463      3,797,291      1,132,608           3,300
THE TRAVELERS SERIES TRUST
    CONVERTIBLE BOND PORTFOLIO
      (5/98)
    Unit Value at beginning of
      year.........................  $     1.170    $     1.000    $     1.000            N/A             N/A
    Unit Value at end of year......        1.299          1.170          1.000            N/A             N/A
    Number of units outstanding at
      end of year..................    7,553,759      2,431,429        414,907            N/A             N/A
    DISCIPLINED MID CAP STOCK
      PORTFOLIO (6/97)
    Unit Value at beginning of
      year.........................  $     1.541    $     1.377    $     1.195     $    1.000             N/A
    Unit Value at end of year......        1.773          1.541          1.377          1.195             N/A
    Number of units outstanding at
      end of year..................    8,454,274      6,716,626      5,142,990      1,668,733             N/A
    DISCIPLINED SMALL CAP STOCK
      PORTFOLIO (5/98)+
    Unit Value at beginning of
      year.........................  $     1.061    $     0.894    $     1.000            N/A             N/A
    Unit Value at end of year......        1.068          1.061          0.894            N/A             N/A
    Number of units outstanding at
      end of year..................    1,991,224      1,202,404        450,528            N/A             N/A
    EQUITY INCOME PORTFOLIO (12/96)
    Unit Value at beginning of
      year.........................  $     1.535    $     1.484    $     1.339     $    1.026         $ 1.339
    Unit Value at end of year......        1.652          1.535          1.484          1.339           1.026
    Number of units outstanding at
      end of year..................   37,849,058     35,687,217     25,733,333      6,719,150          30,196
    FEDERATED HIGH YIELD PORTFOLIO
      (1/97)
    Unit Value at beginning of
      year.........................  $     1.196    $     1.177    $     1.140     $    1.000             N/A
    Unit Value at end of year......        1.084          1.196          1.177          1.140             N/A
    Number of units outstanding at
      end of year..................   19,736,049     22,260,856     18,811,555      4,566,993             N/A

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                   YEARS ENDED                      PERIOD FROM
                                                    ------------------------------------------   DECEMBER 16, 1996
                                      YEAR ENDED    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,           TO
          FUNDING OPTION                 2000           1999           1998           1997       DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONT'D)
    FEDERATED STOCK PORTFOLIO
      (1/97)
    Unit Value at beginning of
      year.........................  $     1.552    $     1.494    $     1.285     $    1.000             N/A
    Unit Value at end of year......        1.588          1.552          1.494          1.285             N/A
    Number of units outstanding at
      end of year..................   13,157,332     14,406,177     11,892,034      3,816,999             N/A
    LARGE CAP PORTFOLIO (12/96)
    Unit Value at beginning of
      year.........................  $     2.123    $     1.665    $     1.245     $    1.023         $ 1.000
    Unit Value at end of year......        1.790          2.123          1.665          1.245           1.023
    Number of units outstanding at
      end of year..................   34,231,283     28,051,763     15,040,703      4,815,858           7,800
    LAZARD INTERNATIONAL STOCK
      PORTFOLIO (12/96)
    Unit Value at beginning of
      year.........................  $     1.460    $     1.216    $     1.095     $    1.027         $ 1.000
    Unit Value at end of year......        1.275          1.460          1.216          1.095           1.027
    Number of units outstanding at
      end of year..................   30,394,514     25,226,349     17,270,810      5,694,288           5,702
    MFS EMERGING GROWTH PORTFOLIO
      (12/96)
    Unit Value at beginning of
      year.........................  $     2.766    $     1.587    $     1.198     $    1.004         $ 1.000
    Unit Value at end of year......        2.179          2.766          1.587          1.198           1.004
    Number of units outstanding at
      end of year..................   29,190,353     22,881,721     15,538,984      4,218,974          31,886
    MFS MID CAP GROWTH PORTFOLIO
      (4/98)
    Unit Value at beginning of
      year.........................  $     1.595    $     0.985    $     1,000            N/A             N/A
    Unit Value at end of year......        1.721          1.595          0.985            N/A             N/A
    Number of units outstanding at
      end of year..................   14,558,647      4,760,902        965,761            N/A             N/A
    MFS RESEARCH PORTFOLIO (5/98)
    Unit Value at beginning of
      year.........................  $     1.285    $     1.054    $     1.000            N/A             N/A
    Unit Value at end of year......        1.197          1.285          1.054            N/A             N/A
    Number of units outstanding at
      end of year..................    1,772,277        669,474        211,400            N/A             N/A
    STRATEGIC STOCK PORTFOLIO
      (5/98)+
    Unit Value at beginning of
      year.........................  $     0.981    $     0.948    $     1.000            N/A             N/A
    Unit Value at end of year......        1.067          0.981          0.948            N/A             N/A
    Number of units outstanding at
      end of year..................      344,269        434,122        147,123            N/A             N/A
    TRAVELERS QUALITY BOND
      PORTFOLIO (12/96)
    Unit Value at beginning of
      year.........................  $     1.128    $     1.131    $     1.057     $    1.001         $ 1.000
    Unit Value at end of year......        1.190          1.128          1.131          1.057           1.001
    Number of units outstanding at
      end of year..................   26,960,877     26,069,226     15,435,236      3,137,736          95,203
WARBURG PINCUS TRUST
    EMERGING MARKETS PORTFOLIO
      (5/98)
    Unit Value at beginning of
      year.........................  $     1.313    $     0.734    $     1.000            N/A             N/A
    Unit Value at end of year......        0.886          1.313          0.734            N/A             N/A
    Number of units outstanding at
      end of year..................    4,854,364      2,521,807        780,839            N/A             N/A

Date next to each fund's name reflects the date money first came into the fund through the Separate Account. Funding options not listed had no amounts yet allocated to them. "Number of units outstanding at end of year" may include units for contract owners in the payout phase. The financial statements for Fund ABD II and the financial statements of The Travelers Life and Annuity Company are contained in the SAI.

+ No longer available to new contract owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2001 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21194S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21195S.

Name:
----------------------------------------

Address:
----------------------------------------

----------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-21270                                                           5/01

                  TRAVELERS ACCESS SELECT ANNUITY PROSPECTUS:

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS ACCESS SELECT ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

Capital Appreciation Fund
Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Value Fund
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
  Premier Growth Portfolio Class B
CREDIT SUISSE WARBURG PINCUS TRUST
  Emerging Markets Portfolio
DELAWARE GROUP PREMIUM FUND
  REIT Series
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio -- Initial Class
  Small Cap Portfolio -- Initial Class
GREENWICH STREET SERIES FUND
  Appreciation Portfolio
  Equity Index Portfolio -- Class II Shares
  Fundamental Value Portfolio(1)
JANUS ASPEN SERIES
  Balanced Portfolio -- Service Shares
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares
PIMCO VARIABLE INSURANCE TRUST
  Total Return Bond Portfolio
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund --
    Class IB Shares
  Putnam VT Voyager II Fund -- Class IB Shares
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Capital Fund
  Investors Fund
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio
  Alliance Growth Portfolio
  MFS Total Return Portfolio
  Smith Barney Aggressive Growth Portfolio
  Smith Barney Large Capitalization Growth
    Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Equity Income Portfolio
  Federated High Yield Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  Travelers Quality Bond Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio Class II Shares
  Emerging Growth Portfolio Class II Shares
VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
  Contrafund(R) Portfolio -- Service Class 2
VARIABLE INSURANCE PRODUCTS FUND III (FIDELITY)
  Mid Cap Portfolio -- Service Class 2

---------------
    (1) formerly offered as Total Return Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 1, 2001

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......     10
The Annuity Contract..................     10
  Contract Owner Inquiries............     10
  Purchase Payments...................     10
  Accumulation Units..................     10
  The Variable Funding Options........     11
Fixed Account.........................     14
Charges and Deductions................     15
  General.............................     15
  Administrative Charges..............     15
  Mortality and Expense Risk Charge...     16
  Variable Funding Option Expenses....     16
  Premium Tax.........................     16
  Changes in Taxes Based Upon Premium
     or Value.........................     16
Transfers.............................     16
  Dollar Cost Averaging...............     16
Access to Your Money..................     17
  Systematic Withdrawals..............     18
  Loans...............................     18
Ownership Provisions..................     18
  Types of Ownership..................     18
  Contract Owner......................     18
  Beneficiary.........................     18
  Annuitant...........................     19
Death Benefit.........................     19
  Death Proceeds Before the Maturity
     Date.............................     19
  Payment of Proceeds.................     19
  Death Proceeds After the Maturity
     Date.............................     21
The Annuity Period....................     21
  Maturity Date.......................     21
  Allocation of Annuity...............     22
  Variable Annuity....................     22
  Fixed Annuity.......................     22
Payment Options.......................     23
  Election of Options.................     23
  Annuity Options.....................     23
  Income Options......................     24
Miscellaneous Contract Provisions.....     24
  Right to Return.....................     24
  Termination.........................     24
  Required Reports....................     25
  Suspension of Payments..............     25
The Separate Accounts.................     25
  Performance Information.............     26
Federal Tax Considerations............     26
  General Taxation of Annuities.......     26
  Types of Contracts: Qualified or
     Nonqualified.....................     27
  Nonqualified Annuity Contracts......     27
  Qualified Annuity Contracts.........     28
  Penalty Tax for Premature
     Distributions....................     28
  Diversification Requirements for
     Variable Annuities...............     28
  Ownership of the Investments........     28
  Mandatory Distributions for
     Qualified Plans..................     28
  Taxation of Death Benefit
     Proceeds.........................     28
Other Information.....................     29
  The Insurance Companies.............     29
  Financial Statements................     29
  Distribution of Variable Annuity
     Contracts........................     29
  Conformity with State and Federal
     Laws.............................     29
  Voting Rights.......................     29
  Legal Proceedings and Opinions......     30
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Separate Account
  ABD.................................    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life &
  Annuity Company: Separate Account
  ABD II..............................    B-1
Appendix C: The Fixed Account.........    C-1
Appendix D: Contents of the Statement
  of Additional Information...........    D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Period...................     10
Accumulation Unit.....................     10
Annuitant.............................     19
Annuity Payments......................     21
Annuity Unit..........................     11
Cash Surrender Value..................     17
Contingent Annuitant..................     19
Contract Date.........................     10
Contract Owner (You)..................     18
Contract Value........................     10
Contract Year.........................     10
Death Report Date.....................     19
Fixed Account.........................    C-1
Funding Option(s).....................     11
Joint Owner...........................     18
Maturity Date.........................     21
Purchase Payment......................     10
Underlying Fund.......................     11
Written Request.......................     10

                                    SUMMARY:
                        TRAVELERS ACCESS SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you reside. Each company sponsors its own separate account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing company.

Your issuing company is The Travelers Life and Annuity Company unless you reside in the locations listed below, which contracts are issued by The Travelers Insurance Company.

Kansas                             Oregon(1)
Maine                              Puerto Rico
New Hampshire                      Tennessee
New Jersey                         Washington(1)
New York                           Wyoming
North Carolina

---------------
(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life and Annuity Company issues only flexible premium contracts with variable accounts in these states. Please refer to your Contract or ask your agent for more information.

You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract where the Contract has been approved. Not all locations have approved all Contracts.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive payments from the variable funding options and/or the Fixed Account. If you elect variable payments, the dollar amount or your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed) . We will determine your contract value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% an deduct the M&E at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual administrative charge of $30. Each underlying fund also charges for management and other expenses.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and
(2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------
The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

TRANSACTION EXPENSES

     Annual Contract Administrative Charge (Waived if
       contract value is $40,000 or more)                      $30


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the
  Separate Account)
       Mortality & Expense Risk Charge                       1.25%
       Administrative Expense Charge                         0.15%
                                                             -----
          Total Separate Account Charges                     1.40%

VARIABLE FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted)

                                                                                                       TOTAL ANNUAL
                                                                                                        OPERATING
                                                       MANAGEMENT FEE                OTHER EXPENSES     EXPENSES#
                                                       (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
FUNDING OPTIONS:                                       REIMBURSEMENT)   12B-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund............................       0.81%                         0.02%            0.83%
Money Market Portfolio...............................       0.38%                         0.02%            0.40%
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund..............................       0.61%                         0.23%            0.84%
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B*.............       1.00%          0.25%          0.05%            1.30%
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio.......................       1.09%                         0.31%            1.40%(1)
DELAWARE GROUP PREMIUM FUND
    REIT Series......................................       0.57%                         0.28%            0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial Class..........       0.75%                         0.03%            0.78%(3)
    Small Cap Portfolio -- Initial Class.............       0.75%                         0.03%            0.78%(3)
GREENWICH STREET SERIES FUND
    Appreciation Portfolio...........................       0.75%                         0.03%            0.78%(4)
    Diversified Strategic Income Portfolio+..........       0.65%                         0.13%            0.78%(4)
    Equity Index Portfolio -- Class II Shares*.......       0.21%          0.25%          0.04%            0.50%(5)
    Fundamental Value Portfolio......................       0.75%                         0.04%            0.79%(4)
JANUS ASPEN SERIES
    Balanced Portfolio -- Service Shares*............       0.65%          0.25%          0.02%            0.92%
    Global Life Sciences Portfolio -- Service
      Shares*........................................       0.65%          0.25%          0.30%            1.20%
    Global Technology Portfolio -- Service Shares*...       0.65%          0.25%          0.04%            0.94%
    Worldwide Growth Portfolio -- Service Shares*....       0.65%          0.25%          0.05%            0.95%
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio......................       0.25%                         0.40%            0.65%(6)
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund -- Class IB
      Shares*........................................       0.76%          0.25%          0.18%            1.19%
    Putnam VT Voyager II Fund -- Class IB Shares*....       0.70%          0.25%          0.30%            1.25%(7)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund.....................................       0.58%                         0.42%            1.00%(8)
    Investors Fund...................................       0.70%                         0.21%            0.91%
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.......................       0.66%                         0.14%            0.80%(9)
    Disciplined Mid Cap Stock Portfolio..............       0.76%                         0.12%            0.88%
    Disciplined Small Cap Stock Portfolio+...........       0.86%                         0.14%            1.00%(9)
    Equity Income Portfolio..........................       0.75%                         0.07%            0.82%(10)
    Federated High Yield Portfolio...................       0.71%                         0.17%            0.88%
    Federated Stock Portfolio........................       0.69%                         0.14%            0.82%
    Large Cap Portfolio..............................       0.75%                         0.07%            0.82%(10)
    Lazard International Stock Portfolio.............       0.89%                         0.14%            1.02%
    MFS Emerging Growth Portfolio....................       0.81%                         0.05%            0.86%
    MFS Mid Cap Growth Portfolio.....................       0.86%                         0.04%            0.90%
    Travelers Quality Bond Portfolio.................       0.38%                         0.11%            0.49%

                                                                                                       TOTAL ANNUAL
                                                                                                        OPERATING
                                                       MANAGEMENT FEE                OTHER EXPENSES     EXPENSES#
                                                       (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
FUNDING OPTIONS:                                       REIMBURSEMENT)   12B-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio...............       0.80%                         0.03%            0.83%(11)
    Alliance Growth Portfolio........................       0.80%                         0.01%            0.81%(11)
    MFS Total Return Portfolio.......................       0.80%                         0.04%            0.84%(11)
    Smith Barney Aggressive Growth Portfolio.........       0.80%                         0.19%            0.99%(11)
    Smith Barney Large Capitalization Growth
      Portfolio......................................       0.75%                         0.02%            0.77%(11)
VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio Class II Shares*..............       0.00%          0.25%          0.95%            1.20%(12)
    Emerging Growth Portfolio Class II Shares*.......       0.70%          0.25%          0.05%            1.00%
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class 2*......       0.57%          0.25%          0.10%            0.92%(13)
VARIABLE INSURANCE PRODUCTS FUND III
    Mid Cap Portfolio -- Service Class 2*............       0.57%          0.25%          0.17%            0.99%(13)

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 + No longer available to new contract owners.

# Some numbers have been rounded.

NOTES:

(1) Fee waivers, expense reimbursements, or expense credits reduced expenses for the EMERGING MARKETS PORTFOLIO during 2000, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.42% and 1.67%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2000, net of any fee waivers or expense reimbursements.

(2) The Adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective through April 30, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses would have been 1.03%.

(3) Total Annual Operating Expenses for the SMALL CAP PORTFOLIO -- INITIAL SHARES and the APPRECIATION PORTFOLIO -- INITIAL SHARES do not include interest expense, loan commitment fees, and dividends on securities sold short. These figures are for the year ended December 31, 2000. Actual expenses in future years may be higher or lower than the fees given.

(4) The Management Fee includes 0.20% for fund administration.

(5) The Management Fee includes 0.06% for fund administration.

(6) "Other Expenses" reflects a 0.25% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the TOTAL RETURN BOND PORTFOLIO. PIMCO has contractually agreed to reduce Total Annual Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets for the TOTAL RETURN BOND PORTFOLIO. Without such reductions, Total Annual Operating Expenses for the fiscal year ended December 31, 2000 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(7) The Total Annual Operating Expenses for the VT VOYAGER FUND II -- CLASS IB SHARES are based on estimated expenses. This fund commenced operations on September 1, 2000.

(8) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been 0.85%, 0.42%, and 1.27%, respectively for the CAPITAL FUND.

(9) Travelers Insurance Company has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, and the DISCIPLINED SMALL CAP STOCK PORTFOLIO for expenses for the period ended December 31, 2000 which exceeded 0.80% and 1.00%, respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.90% and 1.14%, respectively.

(10) TAMIC or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. Without such expense reductions, Total Annual Operating Expenses for the EQUITY INCOME PORTFOLIO and the LARGE CAP PORTFOLIO would have been 0.87% and 0.84%, respectively.

(11) Expenses are as of October 31, 2000 (the Fund's fiscal yearend). There were no fees waived or expenses reimbursed for these funds in 2000.

(12) If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the COMSTOCK PORTFOLIO CLASS II SHARES would have been 2.38%.

(13) Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Without such reduction, Total Annual Operating Expenses for the CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS 2, and MID CAP PORTFOLIO -- SERVICE CLASS 2 would have been 0.90%, and 0.94%, respectively.

EXAMPLE:

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.010% of the Separate Account contract value.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above.

                                                              IF CONTRACT IS SURRENDERED, ANNUITIZED,
                                                               OR IF NO WITHDRAWALS HAVE BEEN MADE AT
                                                                      THE END OF PERIOD SHOWN:
                                                              ----------------------------------------
FUNDING OPTION                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------
Capital Appreciation Fund...................................    23        70        120         257
Money Market Portfolio......................................    18        57         98         213
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund.....................................    23        70        120         258
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B.....................    27        84        143         304
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio..............................    28        87        148         314
DELAWARE GROUP PREMIUM FUND
    REIT Series.............................................    23        71        121         260
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial Class.................    22        69        117         252
    Small Cap Portfolio -- Initial Class....................    22        69        117         252
GREENWICH STREET SERIES FUND
    Appreciation Portfolio..................................    22        69        117         252
    Diversified Strategic Income Portfolio..................    22        69        117         252
    Equity Index Portfolio -- Class II Shares...............    19        60        103         223
    Fundamental Value Portfolio.............................    22        69        118         253
JANUS ASPEN SERIES
    Balanced Portfolio -- Service Shares....................    24        73        125         267
    Global Life Sciences Portfolio -- Service Shares........    26        81        139         294
    Global Technology Portfolio -- Service Shares...........    24        73        126         269
    Worldwide Growth Portfolio -- Service Shares............    24        74        126         270
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio.............................    21        65        111         239
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund -- Class IB
      Shares................................................    26        81        138         293
    Putnam VT Voyager II Fund -- Class IB Shares............    27        83        141         299
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund............................................    24        75        129         275
    Investors Fund..........................................    24        72        124         266
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio..............................    22        69        118         254
    Disciplined Mid Cap Stock Portfolio.....................    23        72        123         263
    Disciplined Small Cap Stock Portfolio+..................    24        75        129         275
    Equity Income Portfolio.................................    23        70        119         256
    Federated High Yield Portfolio..........................    23        72        123         263
    Federated Stock Portfolio...............................    23        70        119         256
    Large Cap Portfolio.....................................    23        70        119         256
    Lazard International Stock Portfolio....................    25        76        130         277
    MFS Emerging Growth Portfolio...........................    23        71        122         261

                                                              IF CONTRACT IS SURRENDERED, ANNUITIZED,
                                                               OR IF NO WITHDRAWALS HAVE BEEN MADE AT
                                                                      THE END OF PERIOD SHOWN:
                                                              ----------------------------------------
FUNDING OPTION                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------
    MFS Mid Cap Growth Portfolio............................    23        72        124         265
    Travelers Quality Bond Portfolio........................    19        60        103         222
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio......................    23        70        120         257
    Alliance Growth Portfolio...............................    23        69        119         255
    MFS Total Return Portfolio..............................    23        70        120         258
    Smith Barney Aggressive Growth Portfolio................    24        75        128         274
    Smith Barney Large Capitalization Growth Portfolio......    22        68        117         251
VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio Class II Shares......................    26        81        139         294
    Emerging Growth Portfolio Class II Shares...............    24        75        129         275
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class 2..............    24        73        125         267
VARIABLE INSURANCE PRODUCTS FUND III
    Mid Cap Portfolio -- Service Class 2....................    24        75        128         274

+ No longer available to new contract owners.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                            See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Access Select Annuity is a contract between the contract owner("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $20,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your

Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

        FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/ SUBADVISER
------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund        Seeks growth of capital through the use of        Travelers Asset Management
                                 common stocks. Income is not an objective. The    International Company LLC
                                 Fund invests principally in common stocks of      ("TAMIC")
                                 small to large companies which are expected to    Subadviser: Janus Capital Corp.
                                 experience wide fluctuations in price both in
                                 rising and declining markets.
Money Market Portfolio           Seeks high current income from short-term money   TAMIC
                                 market instruments while preserving capital and
                                 maintaining a high degree of liquidity.
AIM VARIABLE INSURANCE FUNDS,
INC.
    AIM V.I. Value Fund          Seeks to achieve long-term growth of capital by   AIM Advisers, Inc.
                                 investing primarily in equity securities of
                                 undervalued companies. Income is a secondary
                                 objective.
ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
    Premier Growth Portfolio --  Seeks long-term growth of capital by investing    Alliance Capital Management
    Class B                      primarily in equity securities of a limited       ("Alliance")
                                 number of large, carefully selected, high
                                 quality U.S. companies that are judged likely to
                                 achieve superior earning momentum.

        FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/ SUBADVISER
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE WARBURG PINCUS
TRUST
    Emerging Markets Portfolio   Seeks long-term growth of capital by investing    Credit Suisse Asset Management,
                                 primarily in equity securities of non-U.S.        LLC
                                 issuers consisting of companies in emerging
                                 securities markets.
DELAWARE GROUP PREMIUM FUND
    REIT Series                  Seeks maximum long-term total return by           Delaware Management Company,
                                 investing in securities of companies primarily    Inc.
                                 engaged in the real estate industry. Capital      Subadviser: Lincoln Investment
                                 appreciation is a secondary objective.            Management, Inc.
DREYFUS VARIABLE INVESTMENT
FUND
    Appreciation Portfolio --    Seeks primarily to provide long-term capital      The Dreyfus Corporation
    Initial Class                growth consistent with the preservation of        Subadviser: Fayez Sarofim & Co.
                                 capital; current income is a secondary
                                 investment objective. The portfolio invests
                                 primarily in the common stocks of domestic and
                                 foreign insurers.
    Small Cap                    Seeks to maximize capital appreciation by         The Dreyfus Corporation
    Portfolio -- Initial Class   investing primarily in small-cap companies with
                                 total market values of less than $1.5 billion at
                                 the time of purchase.
GREENWICH STREET SERIES FUND
    Appreciation Portfolio       Seeks long term appreciation of capital by        Smith Barney Fund Management
                                 investing primarily in equity securities.         LLC ("SBFM")
    Equity Index Portfolio       Seeks to replicate, before deduction of           Travelers Investment Management
    Class II Shares              expenses, the total return performance of the     Co. ("TIMCO")
                                 S&P 500 Index.
    Fundamental Value Portfolio  Seeks long-term capital growth with current       SBFM
                                 income as a secondary objective.
JANUS ASPEN SERIES
    Balanced Portfolio --        Seeks long-term capital growth, consistent with   Janus Capital
    Service Shares               preservation of capital and balanced by current
                                 income.
    Global Life Sciences         Seeks long-term capital growth by investing       Janus Capital
    Portfolio -- Service Shares  primarily in equity securities of U.S. and foreign companies, normally investing at least
                                 65% of its total assets in companies with a life
                                 science orientation.
    Global Technology            Seeks long-term capital growth by investing       Janus Capital
    Portfolio -- Service Shares  primarily in equity securities of U.S. and foreign companies, normally investing at least
                                 65% of its total assets in companies likely to
                                 benefit significantly from advances in
                                 technology.
    Worldwide Growth             Seeks growth of capital in a manner consistent    Janus Capital
    Portfolio -- Service Shares  with preservation of capital by investing primarily in common stocks of companies of any
                                 size throughout the world.
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio  Seeks maximum total return, consistent with       Pacific Investment Management
                                 preservation of capital and prudent investment    Company
                                 management, by investing primarily in
                                 investment-grade debt securities.
PUTNAM VARIABLE TRUST
    Putnam VT International      Seeks capital appreciation by investing mostly    Putnam Investment Management,
    Growth Fund -- Class IB      in common stocks of companies outside the United  Inc. ("Putnam")
    Shares                       States.
    Putnam VT Voyager II         Seeks capital appreciation by investing mainly    Putnam
    Fund -- Class IB Shares      in common stocks of U.S. companies with a focus
                                 on growth stocks.
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Capital Fund                 Seeks capital appreciation, primarily through     Salomon Brothers Asset
                                 investments in common stocks which are believed   Management ("SBAM")
                                 to have above-average price appreciation
                                 potential and which may involve above average
                                 risk.

        FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/ SUBADVISER
------------------------------------------------------------------------------------------------------------------
    Investors Fund               Seeks long-term growth of capital, and,           SBAM
                                 secondarily, current income, through investments
                                 in common stocks of well-known companies.
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation     Seeks capital appreciation by investing           Travelers Investment Advisers
    Portfolio                    principally in common stock, with emphasis on     ("TIA")
                                 medium-sized and smaller emerging growth
                                 companies.
    Alliance Growth Portfolio    Seeks long-term growth of capital. Current        TIA
                                 income is only an incidental consideration. The   Subadviser: Alliance Capital
                                 Portfolio invests predominantly in equity         Management L.P.
                                 securities of companies with a favorable outlook
                                 for earnings and whose rate of growth is
                                 expected to exceed that of the U.S. economy over
                                 time.
    MFS Total Return Portfolio   (a balanced portfolio) Seeks to obtain above-     TIA
                                 average income (compared to a portfolio entirely  Subadviser: Massachusetts
                                 invested in equity securities) consistent with    Financial Services Company
                                 the prudent employment of capital. Generally, at  ("MFS")
                                 least 40% of the Portfolio's assets are invested
                                 in equity securities.
    Smith Barney Aggressive      Seeks capital appreciation by investing           SBFM
    Growth Portfolio             primarily in common stocks of companies that are
                                 experiencing, or have the potential to
                                 experience, growth of earnings, or that exceed
                                 the average earnings growth rate of companies
                                 whose securities are included in the S&P 500.
    Smith Barney Large           Seeks long-term growth of capital by investing    SBFM
    Capitalization Growth        in equity securities of companies with large
    Portfolio                    market capitalizations.
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio   Seeks current income and capital appreciation by  TAMIC
                                 investing in convertible bond securities and in
                                 combinations of nonconvertible fixed-income
                                 securities and warrants or call options that
                                 together resemble convertible securities.
    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily    TAMIC
    Portfolio                    in a broadly diversified portfolio of U.S.        Subadviser: TIMCO
                                 common stocks.
    Disciplined Small Cap Stock  Seeks long term capital appreciation by           TAMIC
    Portfolio+                   investing primarily (at least 65% of its total    Subadviser: TIMCO
                                 assets) in the common stocks of U.S. Companies
                                 with relatively small market capitalizations at
                                 the time of investment.
    Equity Income Portfolio      Seeks reasonable income by investing at least     TAMIC
                                 65% in income-producing equity securities. The    Subadviser: Fidelity Management
                                 balance may be invested in all types of domestic  & Research Co ("FMR")
                                 and foreign securities, including bonds. The
                                 Portfolio seeks to achieve a yield that exceeds
                                 that of the securities comprising the S&P 500.
                                 The Subadviser also considers the potential for
                                 capital appreciation.
    Federated High Yield         Seeks high current income by investing primarily  TAMIC
    Portfolio                    in a professionally managed, diversified          Subadviser: Federated
                                 portfolio of fixed income securities.             Investment Counseling, Inc.
    Federated Stock Portfolio    Seeks growth of income and capital by investing   TAMIC
                                 principally in a professionally managed and       Subadviser: Federated
                                 diversified portfolio of common stock of high-    Investment Counseling, Inc.
                                 quality companies (i.e., leaders in their
                                 industries and characterized by sound management
                                 and the ability to finance expected growth).
    Large Cap Portfolio          Seeks long-term growth of capital by investing    TAMIC
                                 primarily in equity securities of companies with  Subadviser: FMR large market capitalizations.
    Lazard International Stock   Seeks capital appreciation by investing           TAMIC
    Portfolio                    primarily in the equity securities of non-United  Subadviser: Lazard Asset
                                 States companies (i.e., incorporated or           Management
                                 organized outside the United States).
    MFS Emerging Growth          Seeks to provide long-term growth of capital.     TAMIC
    Portfolio                    Dividend and interest income from portfolio       Subadviser: MFS
                                 securities, if any, is incidental to the MFS
                                 Portfolio's investment objective.

        FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/ SUBADVISER
------------------------------------------------------------------------------------------------------------------
    MFS Mid Cap Growth           Seeks to obtain long-term growth of capital by    TAMIC
    Portfolio                    investing, under normal market conditions, at     Subadviser: MFS
                                 least 65% of its total assets in equity
                                 securities of companies with medium market
                                 capitalization which the investment adviser
                                 believes have above-average growth potential.
    Travelers Quality Bond       Seeks current income, moderate capital            TAMIC
                                 volatility and total return.
VAN KAMPEN LIFE INVESTMENT
TRUST
    Comstock Portfolio -- Class  Seeks capital growth and income through           Van Kampen Asset Management,
    II Shares                    investments in equity securities, including       Inc. ("VKAM")
                                 common stocks and securities convertible into
                                 common and preferred stocks.
    Emerging Growth              Seeks capital appreciation by investing           VKAM
    Portfolio -- Class II        primarily in common stocks of companies
    Shares                       considered to be emerging growth companies.
VARIABLE INSURANCE PRODUCTS
FUND II
    Contrafund(R) Portfolio --   Seeks long-term capital appreciation by           FMR
    Service Class 2              investing primarily in common stocks of
                                 companies whose value the adviser believes is
                                 not fully recognized by the public.
VARIABLE INSURANCE PRODUCTS
FUND III
    Mid Cap Portfolio --         Seeks long-term growth of capital and income by   FMR
    Service Class 2              investing primarily in income-producing equity
                                 securities, including common stocks and
                                 convertible securities.

Before the end of 2001, we anticipate substituting shares of a new portfolio for the following portfolio currently available in your Contract. You should know, however, that we cannot proceed with the proposed substitution until we receive certain regulatory approvals, and that details of the substitution, including the new portfolio to be offered, may change. We will notify you of the final details, including the approximate date, before the substitution occurs, and will notify you after the substitution has happened. Also, we will send you a current prospectus for the new funding option before the substitution occurs.
GREENWICH STREET SERIES FUND
    Diversified Strategic        Seeks high current income by investing primarily  SBFM
    Income Portfolio+            in the following fixed income securities: U.S.    Subadviser: Smith Barney Global
                                 Gov't and mortgage-related securities, foreign    Capital Management, Inc.
                                 gov't bonds and corporate bonds rated below
                                 investment grade.

---------------
+ No longer available to new contract owners.

                                 FIXED ACCOUNT
--------------------------------------------------------------------------------

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the contract, and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds;

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "sub-account administrative charge") on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the company for risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. We will make transfers at the value(s) next determined after we receive your request at our Home Office. There are no restrictions on the amount or frequency of transfers currently; however, we reserve the right to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different underlying funds have different expenses, a transfer of contract values from one variable funding option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you otherwise direct.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the contract value, less any premium tax not previously deducted ("cash surrender value"). Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the contract value as of the close of business after we receive your withdrawal request at our Home Office. The contract value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any contract value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

You may not change, delete or add a contingent annuitant after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives due proof of death and written payment instructions ("death report date").

We must be notified of the annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

     (1) the Contract Value;

     (2) the total purchase payments made under the Contract; or

     (3) the Contract Value on the latest fifth contract year anniversary before the Company receives due proof of death.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

     (1) the Contract Value;

     (2) the total purchase payments made under the Contract; or

     (3) the Contract Value on the latest fifth contract year anniversary occurring on or before the annuitant's 75th birthday.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

-----------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY               UNLESS...                MANDATORY PAYOUT
     UPON THE DEATH OF THE           THE PROCEEDS TO:                                            RULES APPLY*
-----------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is the    Yes
 annuitant) (with no joint       or if none, to the         contract owner's spouse and the
 owner)                          contract owner's estate.   spouse elects to continue the
                                                            contract as the new owner
                                                            rather than receive the
                                                            distribution.
-----------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is the    Yes
 (with no joint owner)           or if none, to the         contract owner's spouse and the
                                 contract owner's estate.   spouse elects to continue the
                                                            contract as the new owner
                                                            rather than receive the
                                                            distribution.
-----------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint        Yes
 annuitant)                      owner.                     owner is the spouse and elects
                                                            to continue the contract.
-----------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the
 annuitant)                      or if none, to the         beneficiary/surviving joint
                                 surviving joint owner.     owner is the contract owner's
                                                            spouse and the spouse elects to
                                                            continue the contract.
                                                            Or, unless there is a             Yes
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the proceeds
                                                            will be paid to the surviving
                                                            joint owner. If the surviving
                                                            joint owner is the spouse, the
                                                            spouse may elect to continue
                                                            the contract.
-----------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless the beneficiary is the     Yes
 contract owner)                                            contract owner's spouse and the
                                                            spouse elects to continue the
                                                            contract as the new owner
                                                            rather than receive the
                                                            distribution.
                                                            Or, unless there is a
                                                            contingent annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the Contract
                                                            continues in effect (generally
                                                            using the original maturity
                                                            date). The proceeds will then
                                                            be paid upon the death of the
                                                            contingent annuitant or owner.
-----------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                      Yes
 owner)                          is the annuitant" above.
-----------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                        Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                            annuitant is
                                                                                              treated as death of
                                                                                              the owner in these
                                                                                              circumstances.)
-----------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are                                        N/A
 annuitant is still alive)       payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                        N/A
                                 payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                        N/A
                                 payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distribution has begun, the 5 year payout option is not available.

                              QUALIFIED CONTRACTS

-----------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY               UNLESS...                MANDATORY PAYOUT
     UPON THE DEATH OF THE           THE PROCEEDS TO:                                            RULES APPLY
                                                                                                (SEE * ABOVE)
-----------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary(ies), or                                     Yes
                                 if none, to the contract
                                 owner's estate.
-----------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                        N/A
                                 payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                        N/A
                                 payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts and the annuitant's 75th birthday for nonqualified contracts or ten years after the effective date of the contract, if later.

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant's 85th birthday for nonqualified contracts or, for both nonqualified and qualified contracts, to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option, and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the contract value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Fund ABD and Fund ABD II, respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

NONSTANDARDIZED METHOD. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the contract. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the contract will not be treated as an annuity contract for Federal income tax purposes and earnings under the contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract or the first page of the Summary of this prospectus to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                                   APPENDIX A
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                                                   PERIOD FROM
                                                                                                   DECEMBER 16,
                                                    YEAR ENDED                   PERIOD ENDED          1996
                                    ------------------------------------------   ------------           TO
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
          FUNDING OPTION                2000           1999           1998           1997              1996
------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (4/97)
    Unit Value at beginning of
      period......................  $     3.098    $     2.046     $    1.283     $    1.032         $ 1.000
    Unit Value at end of period...        2.387          3.098          2.046          1.283           1.032
    Number of units outstanding at
      end of period...............   37,804,248     25,971,911     10,561,314        870,525              --
MONEY MARKET PORTFOLIO (7/97)
    Unit Value at beginning of
      period......................  $     1.107    $     1.070     $    1.033     $    1.000             N/A
    Unit Value at end of period...        1.160          1.107          1.070          1.033             N/A
    Number of units outstanding at
      end of period...............   15,545,185     16,750,270      9,244,927        345,682             N/A
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. VALUE FUND (9/00)
    Unit Value at beginning of
      period......................  $     1.000
    Unit Value at end of period...        0.875
    Number of units outstanding at
      end of year.................    1,020,328
ALLIANCE VARIABLE PRODUCT SERIES
  FUND, INC.
  PREMIER GROWTH PORTFOLIO CLASS B
  (5/00)
    Unit Value at beginning of
      year........................  $     1.000
    Unit Value at end of year.....        0.786
    Number of units outstanding at
      end of year.................    8,906,509
DELAWARE GROUP PREMIUM FUND
    REIT SERIES (6/98)
    Unit Value at beginning of
      period......................  $     0.866    $     0.901     $    1.000            N/A             N/A
    Unit Value at end of period...        1.121          0.866          0.901            N/A             N/A
    Number of units outstanding at
      end of period...............      732,010        357,910         96,983            N/A             N/A
DREYFUS VARIABLE INVESTMENT FUND
    APPRECIATION PORTFOLIO (5/98)
    Unit Value at beginning of
      period......................  $     1.223    $     1.112     $    1.000            N/A             N/A
    Unit Value at end of period...        1.198          1.223          1.112            N/A             N/A
    Number of units outstanding at
      end of period...............   10,147,802      7,840,789      2,937,245            N/A             N/A
    SMALL CAP PORTFOLIO (5/98)
    Unit Value at beginning of
      period......................  $     1.058    $     0.871     $    1.000            N/A             N/A
    Unit Value at end of period...        1.182          1.058          0.871            N/A             N/A
    Number of units outstanding at
      end of period...............    6,798,006      3,387,052      1,435,805            N/A             N/A
GREENWICH STREET SERIES FUND
    APPRECIATION PORTFOLIO (6/97)
    Unit Value at beginning of
      period......................  $     1.431    $     1.283     $    1.092     $    1.000             N/A
    Unit Value at end of period...        1.405          1.431          1.283          1.092             N/A
    Number of units outstanding at
      end of period...............    9,922,836      6,935,912      3,710,315        506,282             N/A
    DIVERSIFIED STRATEGIC INCOME
    PORTFOLIO (6/97)+
    Unit Value at beginning of
      period......................  $     1.103    $     1.100     $    1.048     $    1.000             N/A
    Unit Value at end of period...        1.118          1.103          1.100          1.048             N/A
    Number of units outstanding at
      end of period...............   11,430,969     10,783,437      7,076,327        733,829             N/A

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                   PERIOD FROM
                                                                                                   DECEMBER 16,
                                                    YEAR ENDED                   PERIOD ENDED          1996
                                    ------------------------------------------   ------------           TO
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
          FUNDING OPTION                2000           1999           1998           1997              1996
------------------------------------------------------------------------------------------------------------------
    EQUITY INDEX PORTFOLIO --
    CLASS II SHARES (6/99)
    Unit Value at beginning of
      period......................  $     1.098    $     1.000            N/A            N/A             N/A
    Unit Value at end of period...        0.982          1.098            N/A            N/A             N/A
    Number of units outstanding at
      end of period...............    4,272,617        753,819            N/A            N/A             N/A
    TOTAL RETURN PORTFOLIO (5/98)*
    Unit Value at beginning of
      period......................  $     1.146    $     0.953     $    1.000            N/A             N/A
    Unit Value at end of period...        1.362          1.146          0.953            N/A             N/A
    Number of units outstanding at
      end of period...............    4,380,338      1,958,751        708,254            N/A             N/A
JANUS ASPEN SERIES
    BALANCED PORTFOLIO -- SERVICE
    SHARES (5/00)
    Unit Value at beginning of
      year........................  $     1.000
    Unit Value at end of year.....        0.972
    Number of units outstanding at
      end of year.................    4,934,773
    GLOBAL LIFE SCIENCES
    PORTFOLIO -- SERVICE SHARES
    (5/00)
    Unit Value at beginning of
      year........................  $     1.000
    Unit Value at end of year.....        1.135
    Number of units outstanding at
      end of year.................    1,951,454
    GLOBAL TECHNOLOGY PORTFOLIO --
    SERVICE SHARES (5/00)
    Unit Value at beginning of
      year........................  $     1.000
    Unit Value at end of year.....        0.672
    Number of units outstanding at
      end of year.................    5,661,986
    WORLDWIDE GROWTH
    PORTFOLIO -- SERVICE SHARES
    (5/00)
    Unit Value at beginning of
      year........................  $     1.000
    Unit Value at end of year.....        0.798
    Number of units outstanding at
      end of year.................    7,908,763
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.:
    INVESTORS FUND (6/98)
    Unit Value at beginning of
      period......................  $     1.132    $     1.029     $    1.000            N/A             N/A
    Unit Value at end of period...        1.287          1.132          1.029            N/A             N/A
    Number of units outstanding at
      end of period...............    7,090,936      3,905,967      1,764,644            N/A             N/A

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                   PERIOD FROM
                                                                                                   DECEMBER 16,
                                                    YEAR ENDED                   PERIOD ENDED          1996
                                    ------------------------------------------   ------------           TO
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
          FUNDING OPTION                2000           1999           1998           1997              1996
------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND, INC.
    AIM CAPITAL APPRECIATION
      PORTFOLIO
    Unit Value at beginning of
      period......................  $      1.00
    Unit Value at end of period...        0.783
    Number of units outstanding at
      end of period...............      980,787
    ALLIANCE GROWTH PORTFOLIO
      (6/97)
    Unit Value at beginning of
      period......................  $     1.000    $     1.679     $    1.319     $    1.037         $ 1.000
    Unit Value at end of period...        0.783          2.189          1.679          1.319           1.037
    Number of units outstanding at
      end of period...............      980,787     25,024,627     13,211,206      1,062,634              --
    MFS TOTAL RETURN PORTFOLIO
      (5/97)
    Unit Value at beginning of
      period......................  $     1.319    $     1.303     $    1.183     $    1.000             N/A
    Unit Value at end of period...        1.517          1.319          1.303          1.183             N/A
    Number of units outstanding at
      end of period...............   29,382,873     27,173,225     16,380,184        962,287             N/A
THE TRAVELERS SERIES TRUST
    CONVERTIBLE BOND
      PORTFOLIO (5/98)
    Unit Value at beginning of
      period......................  $     1.170    $     1.000     $    1.000            N/A             N/A
    Unit Value at end of period...        1.299          1.170          1.000            N/A             N/A
    Number of units outstanding at
      end of period...............    3,349,925      1,137,997        458,699            N/A             N/A
    DISCIPLINED MID CAP STOCK
      PORTFOLIO (6/97)
    Unit Value at beginning of
      period......................  $     1.541    $     1.377     $    1.195     $    1.000             N/A
    Unit Value at end of period...        1.773          1.541          1.377          1.195             N/A
    Number of units outstanding at
      end of period...............    3,629,362      2,663,507      1,425,770        120,880             N/A
    DISCIPLINED SMALL CAP STOCK
      PORTFOLIO (6/98)+
    Unit Value at beginning of
      period......................  $     1.061    $     0.894     $    1.000            N/A             N/A
    Unit Value at end of period...        1.068          1.061          0.894            N/A             N/A
    Number of units outstanding at
      end of period...............    2,633,045      1,899,628        518,858            N/A             N/A
    EQUITY INCOME PORTFOLIO (5/97)
    Unit Value at beginning of
      period......................  $     1.535    $     1.484     $    1.339     $    1.026         $ 1.000
    Unit Value at end of period...        1.652          1.535          1.484          1.339           1.026
    Number of units outstanding at
      end of period...............   22,535,737     19,892,863     12,301,819        639,656
    FEDERATED HIGH YIELD PORTFOLIO
      (5/97)
    Unit Value at beginning of
      period......................  $     1.196    $     1.177     $    1.140     $    1.000             N/A
    Unit Value at end of period...        1.084          1.196          1.177          1.140             N/A
    Number of units outstanding at
      end of period...............   10,245,418     10,237,038      7,715,310        620,667             N/A
    FEDERATED STOCK PORTFOLIO
      (5/97)
    Unit Value at beginning of
      period......................  $     1.552    $     1.494     $    1.285     $    1.000             N/A
    Unit Value at end of period...        1.588          1.552          1.494          1.285             N/A
    Number of units outstanding at
      end of period...............    7,399,546      7,710,739      4,599,587        352,550             N/A

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                   PERIOD FROM
                                                                                                   DECEMBER 16,
                                                    YEAR ENDED                   PERIOD ENDED          1996
                                    ------------------------------------------   ------------           TO
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
          FUNDING OPTION                2000           1999           1998           1997              1996
------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONT.)
    LARGE CAP PORTFOLIO (6/97)
    Unit Value at beginning of
      period......................  $     2.123    $     1.665     $    1.245     $    1.023         $ 1.000
    Unit Value at end of period...        1.790          2.123          1.665          1.245           1.023
    Number of units outstanding at
      end of period...............   22,306,844     15,562,311      6,662,550        491,869
    LAZARD INTERNATIONAL STOCK
      PORTFOLIO (5/97)
    Unit Value at beginning of
      period......................  $     1.460    $     1.216     $    1.095     $    1.027         $ 1.000
    Unit Value at end of period...        1.275          1.460          1.216          1.095           1.027
    Number of units outstanding at
      end of period...............   14,943,760     10,264,070      6,533,760        849,629              --
    MFS EMERGING GROWTH PORTFOLIO
      (4/97)
    Unit Value at beginning of
      period......................  $     2.766    $     1.587     $    1.198     $    1.004         $ 1.000
    Unit Value at end of period...        2.179          2.766          1.587          1.198           1.004
    Number of units outstanding at
      end of period...............   16,347,855     11,222,748      5,891,811        528,553              --
    MFS MID CAP GROWTH
      PORTFOLIO (4/98)
    Unit Value at beginning of
      period......................  $     1.595    $     0.985     $    1.000            N/A             N/A
    Unit Value at end of period...        1.721          1.595          0.985            N/A             N/A
    Number of units outstanding at
      end of period...............   10,884,619      3,220,420        696,846            N/A             N/A
    TRAVELERS QUALITY BOND
      PORTFOLIO (5/97)
    Unit Value at beginning of
      period......................  $     1.128    $     1.131     $    1.057     $    1.001         $ 1.000
    Unit Value at end of period...        1.190          1.128          1.131          1.057           1.001
    Number of units outstanding at
      end of period...............   16,565,402     13,396,194      9,328,606        378,758              --
VARIABLE INSURANCE PRODUCTS FUND
  II
    CONTRAFUND(R) PORTFOLIO
    SERVICE CLASS 2 (5/00)
    Unit Value at beginning of
      year........................        1.000
    Unit Value at end of year.....        0.923
    Number of units outstanding at
      end of year.................    3,113,370
WARBURG PINCUS TRUST
    EMERGING MARKETS
      PORTFOLIO (6/98)
    Unit Value at beginning of
      period......................  $     1.313    $     0.734     $    1.000            N/A             N/A
    Unit Value at end of period...        0.886          1.313          0.734            N/A             N/A
    Number of units outstanding at
      end of period...............    2,477,705        892,012        223,688            N/A             N/A

The Company began tracking the Accumulation Unit values in 1996, however the Separate Account held no assets until 1997. The date next to each funding option's name reflects the date that money came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. The financial statements for Fund ABD and the consolidated financial statements of The Travelers Insurance Company and subsidiaries are contained in the SAI.

* Fund's name has changed. Refer to prospectus for new name.
+ No longer available to new contract owners.

                                   APPENDIX B
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                   YEARS ENDED                           PERIOD FROM
                                                                   DECEMBER 31,                       DECEMBER 16, 1996
                                               ----------------------------------------------------          TO
FUNDING OPTION                                    2000          1999          1998          1997      DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (12/96)
    Unit Value at beginning of period                3.098   $     2.046   $     1.283   $    1.032        $ 1.000
    Unit Value at end of period                      2.387         3.098         2.046        1.283          1.032
    Number of units outstanding at end of
      period                                    61,812,416    46,942,401    23,010,432    6,344,051         29,824
MONEY MARKET PORTFOLIO (2/97)
    Unit Value at beginning of period                1.107   $     1.070   $     1.033   $    1.000            N/A
    Unit Value at end of period                      1.160         1.107         1.070        1.033            N/A
    Number of units outstanding at end of
      period                                    34,878,360    37,736,754    16,762,447    5,369,177            N/A
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. VALUE FUND (10/00)
    Unit Value at beginning of year                  1.000
    Unit Value at end of year                        0.875
    Number of units outstanding at end of
      year                                         391,818
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    PREMIER GROWTH PORTFOLIO CLASS B (5/00)
    Unit Value at beginning of year                  1.000
    Unit Value at end of year                        0.786
    Number of units outstanding at end of
      year                                      13,647,974
DELAWARE GROUP PREMIUM FUND
    REIT SERIES (5/98)
    Unit Value at beginning of period                0.866   $     0.901   $     1.000          N/A            N/A
    Unit Value at end of period                      1.121         0.866         0.901          N/A            N/A
    Number of units outstanding at end of
      period                                     2,273,183     1,280,359       632,612          N/A            N/A
DREYFUS VARIABLE INVESTMENT FUND
    APPRECIATION PORTFOLIO (4/98)
    Unit Value at beginning of period                1.223   $     1.112   $     1.000          N/A            N/A
    Unit Value at end of period                      1.198         1.223         1.112          N/A            N/A
    Number of units outstanding at end of
      period                                    12,271,080    10,488,399     2,833,960          N/A            N/A
    SMALL CAP PORTFOLIO (4/98)
    Unit Value at beginning of period                1.058   $     0.871   $     1.000          N/A            N/A
    Unit Value at end of period                      1.182         1.058         0.871          N/A            N/A
    Number of units outstanding at end of
      period                                    13,636,390     7,815,322     3,051,249          N/A            N/A
GREENWICH STREET SERIES FUND
    APPRECIATION PORTFOLIO (6/97)
    Unit Value at beginning of period                1.431   $     1.283   $     1.092   $    1.000            N/A
    Unit Value at end of period                      1.405         1.431         1.283        1.092            N/A
    Number of units outstanding at end of
      period                                    26,294,804    24,225,208    16,532,767    5,241,524            N/A
    DIVERSIFIED STRATEGIC INCOME PORTFOLIO
      (6/97)+
    Unit Value at beginning of period                1.103   $     1.100   $     1.048   $    1.000            N/A
    Unit Value at end of period                      1.118         1.103         1.100        1.048            N/A
    Number of units outstanding at end of
      period                                    24,931,049    28,198,595    24,838,532    5,444,154            N/A
    EQUITY INDEX PORTFOLIO -- CLASS II
      SHARES (5/99)
    Unit Value at beginning of period                1.098   $     1.000           N/A          N/A            N/A
    Unit Value at end of period                      0.982         1.098           N/A          N/A            N/A
    Number of units outstanding at end of
      period                                    10,807,508     3,460,443           N/A          N/A            N/A
    TOTAL RETURN PORTFOLIO (5/98)*
    Unit Value at beginning of period                1.146   $     0.953   $     1.000          N/A            N/A
    Unit Value at end of period                      1.362         1.146         0.953          N/A            N/A
    Number of units outstanding at end of
      period                                     8,558,759     4,963,010     1,281,704          N/A            N/A
JANUS ASPEN SERIES
    BALANCED PORTFOLIO -- SERVICE SHARES
      (5/00)
    Unit Value at beginning of year                  1.000
    Unit Value at end of year                        0.972
    Number of units outstanding at end of
      year                                       5,246,201

                                   APPENDIX B
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                   YEARS ENDED                           PERIOD FROM
                                                                   DECEMBER 31,                       DECEMBER 16, 1996
                                               ----------------------------------------------------          TO
FUNDING OPTION                                    2000          1999          1998          1997      DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------
    GLOBAL LIFE SCIENCES PORTFOLIO -- SERVICE
      SHARES (5/00)
    Unit Value at beginning of year                  1.000
    Unit Value at end of year                        1.135
    Number of units outstanding at end of
      year                                       2,447,663
    GLOBAL TECHNOLOGY PORTFOLIO -- SERVICE
      SHARES (5/00)
    Unit Value at beginning of year                  1.000
    Unit Value at end of year                        0.672
    Number of units outstanding at end of
      year                                       7,604,465
    WORLDWIDE GROWTH PORTFOLIO -- SERVICE
      SHARES (5/00)
    Unit Value at beginning of year                  1.000
    Unit Value at end of year                        0.798
    Number of units outstanding at end of
      year                                      13,421,744
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    INVESTORS FUND (4/98)
    Unit Value at beginning of period                1.132   $     1.029   $     1.000          N/A            N/A
    Unit Value at end of period                      1.287         1.132         1.029          N/A            N/A
    Number of units outstanding at end of
      period                                    12,889,045     8,670,638     3,232,444          N/A            N/A
TRAVELERS SERIES FUND, INC.
    AIM CAPITAL APPRECIATION PORTFOLIO
      (10/00)
    Unit Value at beginning of year                  1.000
    Unit Value at end of year                        0.783
    Number of units outstanding at end of
      year                                         755,807
    ALLIANCE GROWTH PORTFOLIO (12/96)
    Unit Value at beginning of period                2.189   $     1.679   $     1.319   $    1.037        $ 1.000
    Unit Value at end of period                      1.765         2.189         1.679        1.319          1.037
    Number of units outstanding at end of
      period                                    55,775,319    47,167,905    31,011,054    8,259,362          2,250
    MFS TOTAL RETURN PORTFOLIO (1/97)
    Unit Value at beginning of period                1.319   $     1.303   $     1.183   $    1.000            N/A
    Unit Value at end of period                      1.517         1.319         1.303        1.183            N/A
    Number of units outstanding at end of
      period                                    53,326,538    54,290,552    42,017,841    9,959,634            N/A
THE TRAVELERS SERIES TRUST
    CONVERTIBLE BOND PORTFOLIO (5/98)
    Unit Value at beginning of period                1.170   $     1.000   $     1.000          N/A            N/A
    Unit Value at end of period                      1.299         1.170         1.000          N/A            N/A
    Number of units outstanding at end of
      period                                     7,553,759     2,431,429       414,907          N/A            N/A
    DISCIPLINED MID CAP STOCK PORTFOLIO
      (6/97)
    Unit Value at beginning of period                1.541   $     1.377   $     1.195   $    1.000            N/A
    Unit Value at end of period                      1.773         1.541         1.377        1.195            N/A
    Number of units outstanding at end of
      period                                     8,454,274     6,716,626     5,142,990    1,668,733            N/A
    DISCIPLINED SMALL CAP STOCK PORTFOLIO
      (5/98)+
    Unit Value at beginning of period                1.061   $     0.894   $     1.000          N/A            N/A
    Unit Value at end of period                      1.068         1.061         0.894          N/A            N/A
    Number of units outstanding at end of
      period                                     1,991,224     1,202,404       450,528          N/A            N/A
    EQUITY INCOME PORTFOLIO (12/96)
    Unit Value at beginning of period                1.535   $     1.484   $     1.339   $    1.026        $ 1.000
    Unit Value at end of period                      1.652         1.535         1.484        1.339          1.026
    Number of units outstanding at end of
      period                                    37,849,058    35,687,217    25,733,333    6,719,150         30,196
    FEDERATED HIGH YIELD PORTFOLIO (1/97)
    Unit Value at beginning of period                1.196   $     1.177   $     1.140   $    1.000            N/A
    Unit Value at end of period                      1.084         1.196         1.177        1.140            N/A
    Number of units outstanding at end of
      period                                    19,736,049    22,260,856    18,811,555    4,566,993            N/A

                                   APPENDIX B
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                   YEARS ENDED                           PERIOD FROM
                                                                   DECEMBER 31,                       DECEMBER 16, 1996
                                               ----------------------------------------------------          TO
FUNDING OPTION                                    2000          1999          1998          1997      DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONT'D)
    FEDERATED STOCK PORTFOLIO (1/97)
    Unit Value at beginning of period          $     1.552   $     1.494   $     1.285   $    1.000            N/A
    Unit Value at end of period                      1.588         1.552         1.494        1.285            N/A
    Number of units outstanding at end of
      period                                    13,157,332    14,406,177    11,892,034    3,816,999            N/A
    LARGE CAP PORTFOLIO (12/96)
    Unit Value at beginning of period          $     2.123   $     1.665   $     1.245   $    1.023        $ 1.000
    Unit Value at end of period                      1.790         2.123         1.665        1.245          1.023
    Number of units outstanding at end of
      period                                    34,231,283    28,051,763    15,040,703    4,815,858          7,800
    LAZARD INTERNATIONAL STOCK PORTFOLIO
      (12/96)
    Unit Value at beginning of period          $     1.460   $     1.216   $     1.095   $    1.027        $ 1.000
    Unit Value at end of period                      1.275         1.460         1.216        1.095          1.027
    Number of units outstanding at end of
      period                                    30,394,514    25,226,349    17,270,810    5,694,288          5,702
    MFS EMERGING GROWTH PORTFOLIO (12/96)
    Unit Value at beginning of period          $     2.766   $     1.587   $     1.198   $    1.004        $ 1.000
    Unit Value at end of period                      2.179         2.766         1.587        1.198          1.004
    Number of units outstanding at end of
      period                                    29,190,353    22,881,721    15,538,984    4,218,974         31,886
    MFS MID CAP GROWTH PORTFOLIO (4/98)
    Unit Value at beginning of period          $     1.595   $     0.985   $     1.000          N/A            N/A
    Unit Value at end of period                      1.721         1.595         0.985          N/A            N/A
    Number of units outstanding at end of
      period                                    14,558,647     4,760,902       965,761          N/A            N/A
    TRAVELERS QUALITY BOND PORTFOLIO (12/96)
    Unit Value at beginning of period          $     1.128   $     1.131   $     1.057   $    1.001        $ 1.000
    Unit Value at end of period                      1.190         1.128         1.131        1.057          1.001
    Number of units outstanding at end of
      period                                    26,960,877    26,069,226    15,435,236    3,137,736         95,203
VARIABLE INSURANCE PRODUCTS FUND II
    CONTRAFUND PORTFOLIO -- SERVICE CLASS
      2 (5/00)
    Unit Value at beginning of period          $     1.000
    Unit Value at end of period                      0.923
    Number of units outstanding at end of
      period                                     3,718,600
WARBURG PINCUS TRUST:
    EMERGING MARKETS PORTFOLIO (5/98)
    Unit Value at beginning of period          $     1.313   $     0.734   $     1.000          N/A            N/A
    Unit Value at end of period                      0.886         1.313         0.734          N/A            N/A
    Number of units outstanding at end of
      period                                     4,854,364     2,521,807       780,839          N/A            N/A

Funding Options not listed had no amounts yet allocated to them. The date next to each funding options name represents the date money first came into the funding option through the Separate Account. "Number of units outstanding at end of period" may include units for contract owners in the payout phase. The financial statements for Fund ABD II and the financial statements of The Travelers Life and Annuity Company are contained in the SAI.

* Fund's name has changed. Refer to the prospectus for new name.

+ No longer available to new contract owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
-------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

-------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2001 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21194S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21195S.

Name:

Address:

                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-21194                                                              May 1, 2001